UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Exhibit 17(e)
Goldman
Sachs Variable Insurance Trust
GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, NEW YORK, NEW YORK 10005

Semiannual Report
June 30, 2003

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview of the performance of the Goldman Sachs Variable Insurance Trust – Growth and Income Fund during the six-month reporting period that ended June 30, 2003.

Market Review

The positive returns experienced in the first half of 2003 were chiefly attributable to strong performance in the second quarter of the year when the U.S. equity markets posted strong gains. While the market’s rally was broad based, higher risk, more speculative stocks within the Technology, Biotechnology, and Travel-related sectors led the way. On the economic front, the Federal Reserve Board lowered interest rates yet again as unemployment reached a nine-year high in June 2003 and leading macro-economic indicators showed varied results. Despite the mixed economic data points, investors showed greater optimism in the strength and speed of an expected economic recovery while many investors also took into consideration the anticipated impact of the recent federal tax-cut legislation. Investors were also more willing to tolerate risk and pursue stocks that had underperformed in recent years.

Investment Objective

The Fund seeks long-term growth of capital and growth of income.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2003*

		% of Total
Company	Business	Net Assets

Citigroup, Inc.	Banks	4.8%
Bank of America Corp.	Banks	3.6
Exxon Mobil Corp.	Energy Resources	3.0
ConocoPhillips	Energy Resources	2.7
U.S. Bancorp	Banks	2.3
ChevronTexaco Corp.	Energy Resources	2.2
RenaissanceRe Holdings Ltd.	Property Insurance	2.0
Praxair, Inc.	Chemicals	1.9
BellSouth Corp.	Telephone	1.9
The Procter & Gamble Co.	Home Products	1.8

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Shareholder Letter (continued)

Performance Review

Over the six-month period that ended June 30, 2003, the Fund generated a cumulative total return of 8.23%. Over the same time period, the Fund’s benchmark, the Standard & Poor’s 500 Index (with dividends reinvested) generated a cumulative total return of 11.76%. The Fund’s emphasis on higher quality value stocks caused it to underperform its benchmark during the reporting period, as riskier, more speculative stocks generated the strongest returns.

Our emphasis on quality value stocks at attractive valuations has served us well in most market environments. While the second quarter 2003 was dominated by the strong rebound in highly speculative, lower quality stocks, we remained committed to finding and investing in those companies with good business models, high or improving return on invested capital, and quality managements. Despite the recent exuberance in the market, we believe valuations are still unwarranted in some sectors and balance sheet improvement is not as substantial as perceived by some investors. Furthermore, as we meet with managements, we are not seeing the same level of optimism about a recovery in their respective businesses. Demand remains weak and overcapacity and poor pricing plagues many sectors. As such, we positioned the Fund accordingly during the reporting period.

The Fund’s underperformance came largely from the Technology sector where stocks held by the Fund, such as Accenture Ltd. and Microsoft Corp., posted flat returns while the overall sector in the benchmark was up strongly. The Fund’s underweight in the Telecom sector as well as exposure to SBC Communications and BellSouth Corp. were also unfavorable to performance.

Other detractors included Freddie Mac, which declined after it announced a management shakeup surrounding its need to restate earnings. After carefully analyzing the situation, we decided to slightly reduce the Fund’s position as we felt that the risk/reward profile had been altered. We continue to monitor the situation very closely.

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs Value Portfolio Management Team

July 14, 2003

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments
June 30, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 96.6%

Alcohol – 0.5%
4,196	Anheuser-Busch Companies, Inc.	$214,206

Apartment – 0.7%
6,500	AvalonBay Communities, Inc.	277,160

Banks – 17.8%
18,875	Bank of America Corp.	1,491,691
6,698	Charter One Financial, Inc.	208,844
45,459	Citigroup, Inc.	1,945,645
28,150	KeyCorp	711,350
2,499	M&T Bank Corp.	210,466
10,500	National City Corp.	343,455
5,300	North Fork Bancorporation, Inc.	180,518
38,104	U.S. Bancorp	933,548
13,800	Wachovia Corp.	551,448
14,044	Wells Fargo & Co.	707,818

		7,284,783

Brokers – 1.4%
3,200	Lehman Brothers Holdings, Inc.	212,736
5,125	Merrill Lynch & Co., Inc.	239,235
2,400	Morgan Stanley	102,600

		554,571

Chemicals – 2.4%
4,400	E.I. du Pont de Nemours & Co.	183,216
13,025	Praxair, Inc.	782,802

		966,018

Computer Hardware – 2.6%
9,200	CDW Corp.*	421,360
29,600	Hewlett-Packard Co.	630,480

		1,051,840

Computer Software – 1.7%
5,005	International Business Machines Corp.	412,912
22,500	Oracle Corp.*	270,450

		683,362

Defense/ Aerospace – 1.3%
7,414	United Technologies Corp.	525,134

Drugs – 3.4%
11,800	Bristol-Myers Squibb Co.	320,370
21,500	Pfizer, Inc.	734,225
7,000	Wyeth	318,850

		1,373,445

Electrical Equipment – 0.4%
6,200	Dover Corp.	185,752

Electrical Utilities – 7.6%
4,800	Dominion Resources, Inc.	308,496
26,858	Energy East Corp.	557,572
9,957	Entergy Corp.	525,530
10,099	Exelon Corp.	604,021
11,060	FirstEnergy Corp.	425,257
4,775	FPL Group, Inc.	319,209
9,021	PPL Corp.	387,903

		3,127,988

Energy Resources – 11.2%
5,715	Apache Corp.	371,818
9,900	Burlington Resources, Inc.	535,293
12,200	ChevronTexaco Corp.	880,840
20,300	ConocoPhillips	1,112,440
34,131	Exxon Mobil Corp.	1,225,644
13,500	Occidental Petroleum Corp.	452,925

		4,578,960

Environmental Services – 0.7%
11,273	Waste Management, Inc.	271,567

Financial Services – 3.9%
8,721	Countrywide Credit Industries, Inc.	606,720
3,843	Fannie Mae	259,172
7,882	Freddie Mac	400,169
8,813	SLM Corp.	345,205

		1,611,266

Food & Beverage – 1.0%
13,027	H.J. Heinz Co.	429,630

Forest – 0.8%
9,186	Bowater, Inc.	344,016

Heavy Electrical – 0.7%
5,400	Emerson Electric Co.	275,940

Heavy Machinery – 0.9%
8,548	Deere & Co.	390,644

Home Products – 3.8%
9,100	Avon Products, Inc.	566,020
5,900	The Clorox Co.	251,635
8,266	The Procter & Gamble Co.	737,162

		1,554,817

Industrial Parts – 2.7%
3,825	American Standard Companies, Inc.*	282,782
3,100	Eaton Corp.	243,691
7,100	Illinois Tool Works, Inc.	467,535
2,400	W.W. Grainger, Inc.	112,224

		1,106,232

Information Services – 0.6%
14,295	Accenture Ltd.*	258,597

Life Insurance – 1.8%
11,901	John Hancock Financial Services, Inc.	365,718
13,000	MetLife, Inc.	368,160

		733,878

Media – 4.2%
13,400	AOL Time Warner, Inc.*	215,606
12,950	Cox Communications, Inc.*	413,105
13,079	Fox Entertainment Group, Inc.*	376,414
24,700	General Motors Corp. Class H*	316,407
11,200	Lamar Advertising Co.*	394,352

		1,715,884

The accompanying notes are an integral part of these financial statements.       3

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments (continued)
June 30, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Medical Products – 1.3%
12,200	Baxter International, Inc.	$317,200
5,100	Becton, Dickinson and Co.	198,135

		515,335

Mining – 0.5%
8,085	Alcoa, Inc.	206,168

Office Industrial – 2.0%
14,600	Duke Realty Corp.	402,230
11,964	Liberty Property Trust	413,954

		816,184

Oil Services – 0.5%
5,500	BJ Services Co.*	205,480

Other REIT – 2.3%
15,900	iStar Financial, Inc.	580,350
7,900	Plum Creek Timber Co., Inc.	205,005
4,500	Public Storage, Inc.	152,415

		937,770

Property Insurance – 7.8%
9,100	American International Group, Inc.	502,138
12,625	PartnerRe Ltd.	645,264
17,542	RenaissanceRe Holdings Ltd.	798,512
5,800	The Allstate Corp.	206,770
13,100	Willis Group Holdings Ltd.	402,825
7,468	XL Capital Ltd.	619,844

		3,175,353

Publishing – 0.5%
4,440	Dow Jones & Co., Inc.	191,053

Railroads – 0.8%
6,813	Canadian National Railway Co.	328,795

Retail – 0.5%
5,450	Simon Property Group, Inc.	212,714

Retail Apparel – 0.8%
14,604	The May Department Stores Co.	325,085

Security/ Asset Management – 1.4%
15,875	Alliance Capital Management Holding L.P.	579,437

Specialty Retail – 1.2%
14,900	The Home Depot, Inc.	493,488

Telephone – 4.0%
29,000	BellSouth Corp.	772,270
6,100	CenturyTel, Inc.	212,585
25,100	SBC Communications, Inc.	641,305

		1,626,160

Tobacco – 0.9%
10,600	UST, Inc.	371,318

TOTAL COMMON STOCKS
(Cost $36,747,869)		$39,500,030

Principal	Interest	Maturity
Amount	Rate	Date
			Value
Repurchase Agreement – 3.7%

Joint Repurchase Agreement Account II^
$1,500,000	1.25%	07/01/2003	$1,500,000
Maturity Value: $1,500,052

TOTAL REPURCHASE AGREEMENT
(Cost $1,500,000)			$1,500,000

TOTAL INVESTMENTS
(Cost $38,247,869)			$41,000,030

*	Non-income producing security.

^	Joint repurchase agreement was entered into on June 30, 2003.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

4      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview of the performance of the Goldman Sachs Variable Insurance Trust – CORE U.S. Equity Fund during the six-month reporting period that ended June 30, 2003.

Market Review

For the six-month period ended June 30, 2003, the S&P 500 Index gained 11.76%. All 13 sectors in the Index posted positive returns, with Utilities and Technology posting the largest absolute gains. The Financials sector contributed (weight times performance) most positively to the Index’s gains, followed by the Technology sector.

Investment Objective

The Fund seeks long-term capital growth and dividend income.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2003*

		% of Total
Company	Business	Net Assets

Wal-Mart Stores, Inc.	Retail Apparel	3.3%
Citigroup, Inc.	Banks	3.1
Exxon Mobil Corp.	Energy Resources	2.4
Microsoft Corp.	Computer Software	2.2
Johnson & Johnson	Drugs	2.2
Bank of America Corp.	Banks	2.2
General Electric Co.	Industrial Parts	2.2
Merck & Co., Inc.	Drugs	2.0
Pfizer, Inc.	Drugs	2.0
The Procter & Gamble Co.	Home Products	1.9

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Shareholder Letter (continued)

Performance Review

Over the six-month period that ended June 30, 2003, the Fund generated a cumulative total return of 10.95%. Over the same time period, the Fund’s benchmark, the Standard & Poor’s 500 Index (with dividends reinvested), generated a cumulative total return of 11.76%. The Fund’s underperformance was largely due to a dramatic shift in market leadership earlier in the second quarter of 2003, and investors’ favoring lower quality stocks over their fundamentally stronger counterparts.

Returns to the CORESM themes were mixed for the six-month period. After a solid 2002, among the CORE themes, Momentum struggled in the first half of 2003 as companies with strong momentum characteristics hurt relative returns. Management Impact also detracted for the period. As was the case in 2002, Profitability led the pack as exposure to companies with strong profit margins and good operating efficiency boosted relative returns. Earnings Quality and Valuation added value, albeit less significantly, while Fundamental Research was flat.

Stock selection was negative in eight of the 13 sectors, particularly in the heavily weighted Technology and Consumer Cyclicals sectors. Meanwhile, holdings in the Health Care sector added value relative to the benchmark but did little to offset losses elsewhere.

In managing the CORESM products, we do not take size or sector bets. We hope to add value versus the Fund’s index through individual stock selection. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks about which fundamental research analysts are becoming more positive and companies with strong profit margins, sustainable earnings, and that use their capital to enhance shareholder value. These factors are not highly correlated to each other, which diversifies the Fund’s sources of returns.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Management Team

July 14, 2003

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Statement of Investments
June 30, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%

Airlines – 0.1%
9,600	Southwest Airlines Co.	$165,120

Banks – 10.2%
3,900	Associated Banc-Corp.	143,832
45,931	Bank of America Corp.	3,629,927
8,900	Charter One Financial, Inc.	277,502
119,166	Citigroup, Inc.	5,100,305
14,700	Popular, Inc.	567,273
6,900	SouthTrust Corp.	187,680
25,700	SunTrust Banks, Inc.	1,525,038
92,900	U.S. Bancorp.	2,276,050
62,400	Wachovia Corp.	2,493,504
6,600	Wells Fargo & Co.	332,640

		16,533,751

Biotechnology – 2.6%
12,652	Amgen, Inc.*	840,599
33,100	Applera Corp. – Applied Biosystems Group	629,893
17,600	Chiron Corp.*	769,472
10,000	Gilead Sciences, Inc.*	555,800
40,200	MedImmune, Inc.*	1,462,074

		4,257,838

Brokers – 2.5%
22,000	Lehman Brothers Holdings, Inc.	1,462,560
39,500	Morgan Stanley	1,688,625
11,600	The Bear Stearns Companies, Inc.	840,072

		3,991,257

Chemicals – 1.5%
8,800	3M Co.	1,135,024
50,300	Monsanto Co.	1,088,492
8,300	The Sherwin-Williams Co.	223,104

		2,446,620

Computer Hardware – 4.8%
13,400	Advanced Fibre Communications, Inc.*	218,018
34,300	Cisco Systems, Inc.*	572,467
18,500	Comverse Technology, Inc.*	278,055
94,500	Dell Computer Corp.*	3,020,220
131,600	Hewlett-Packard Co.	2,803,080
15,600	Ingram Micro, Inc.*	171,600
11,500	Lexmark International, Inc.*	813,855

		7,877,295

Computer Software – 5.6%
24,200	Adobe Systems, Inc.	776,094
47,500	BMC Software, Inc.*	775,675
45,200	Citrix Systems, Inc.*	920,272
12,600	International Business Machines Corp.	1,039,500
32,900	Intuit, Inc.*	1,465,037
142,500	Microsoft Corp.	3,649,425
41,300	Oracle Corp.*	496,426

		9,122,429

Defense/ Aerospace – 0.1%
4,600	The Boeing Co.	157,872

Drugs – 8.8%
2,000	Allergan, Inc.	154,200
19,100	Eli Lilly & Co.	1,317,327
13,400	Forest Laboratories, Inc.*	733,650
70,500	Johnson & Johnson	3,644,850
53,400	McKesson Corp.	1,908,516
54,900	Merck & Co., Inc.	3,324,195
92,930	Pfizer, Inc.	3,173,560

		14,256,298

Electrical Utilities – 2.5%
13,000	Edison International*	213,590
33,100	Entergy Corp.	1,747,018
20,700	FPL Group, Inc.	1,383,795
30,100	PG&E Corp.*	636,615

		3,981,018

Energy Resources – 4.9%
7,800	Apache Corp.	507,468
34,223	ConocoPhillips	1,875,420
6,100	Devon Energy Corp.	325,740
107,212	Exxon Mobil Corp.	3,849,983
39,600	Occidental Petroleum Corp.	1,328,580

		7,887,191

Environmental Services – 0.5%
33,100	Waste Management, Inc.	797,379

Financial Services – 1.8%
15,300	American Express Co.	639,693
4,100	Countrywide Credit Industries, Inc.	285,237
4,700	Freddie Mac	238,619
52,000	MBNA Corp.	1,083,680
17,100	SLM Corp.	669,807

		2,917,036

Food & Beverage – 3.4%
39,600	Archer-Daniels-Midland Co.	509,652
48,700	Kraft Foods, Inc.	1,585,185
9,000	SUPERVALU, INC.	191,880
65,000	Sysco Corp.	1,952,600
9,500	The Coca-Cola Co.	440,895
78,300	Tyson Foods, Inc.	831,546

		5,511,758

Forest – 0.1%
4,100	International Paper Co.	146,493

Gold – 0.1%
5,300	Newmont Mining Corp., Holding Co.	172,038

The accompanying notes are an integral part of these financial statements.      7

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Statement of Investments (continued)
June 30, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Health Insurance – 1.1%
4,800	Coventry Health Care, Inc.*	$221,568
25,400	Health Net, Inc.*	836,930
14,300	PacifiCare Health Systems, Inc.*	705,419

		1,763,917

Heavy Electrical – 0.3%
9,400	Emerson Electric Co.	480,340

Home Products – 3.7%
30,600	Avon Products, Inc.	1,903,320
10,200	Colgate-Palmolive Co.	591,090
6,800	The Clorox Co.	290,020
4,700	The Gillette Co.	149,742
34,600	The Procter & Gamble Co.	3,085,628

		6,019,800

Industrial Parts – 2.5%
124,300	General Electric Co.	3,564,924
9,800	W.W. Grainger, Inc.	458,248

		4,023,172

Industrial Services – 0.1%
3,100	Career Education Corp.*	212,102

Information Services – 1.2%
12,200	Convergys Corp.*	195,200
33,100	Moody’s Corp.	1,744,701

		1,939,901

Internet – 0.6%
8,600	eBay, Inc.*	895,948

Life Insurance – 3.1%
52,500	MetLife, Inc.	1,486,800
17,300	Nationwide Financial Services, Inc.	562,250
29,700	Principal Financial Group, Inc.	957,825
58,500	Prudential Financial, Inc.	1,968,525

		4,975,400

Media – 5.7%
183,000	AOL Time Warner, Inc.*	2,944,470
40,595	Comcast Corp.*	1,225,157
57,600	Fox Entertainment Group, Inc.*	1,657,728
31,500	General Motors Corp. Class H*	403,515
67,000	Liberty Media Corp.*	774,520
12,900	PanAmSat Corp.*	237,747
47,373	Viacom, Inc. Class B*	2,068,305

		9,311,442

Medical Products – 2.7%
24,600	Boston Scientific Corp.*	1,503,060
17,600	Guidant Corp.	781,264
6,800	Medtronic, Inc.	326,196
38,800	Zimmer Holdings, Inc.*	1,747,940

		4,358,460

Medical Providers – 0.4%
5,900	Oxford Health Plans, Inc.*	247,977
8,800	UnitedHealth Group, Inc.	442,200

		690,177

Motor Vehicle – 2.1%
91,400	AutoNation, Inc.*	1,436,808
34,100	Ford Motor Co.	374,759
46,500	General Motors Corp.	1,674,000

		3,485,567

Office Industrials – 0.2%
13,300	Equity Office Properties Trust	359,233

Oil Refining – 0.8%
28,600	Sunoco, Inc.	1,079,364
7,500	Valero Energy Corp.	272,475

		1,351,839

Oil Services – 1.1%
71,900	Halliburton Co.	1,653,700
9,400	Transocean, Inc.*	206,518

		1,860,218

Packaging – 0.1%
4,300	Sealed Air Corp.*	204,938

Property Insurance – 2.6%
6,300	American Financial Group, Inc.	143,640
19,406	American International Group, Inc.	1,070,823
18,600	CNA Financial Corp.*	457,560
9,875	Fidelity National Financial, Inc.	303,755
38,300	Loews Corp.	1,811,207
3,200	Marsh & McLennan Companies, Inc.	163,424
18,921	Travelers Property Casualty Corp. Class B	298,384

		4,248,793

Publishing – 0.7%
24,300	Deluxe Corp.	1,088,640

Railroads – 0.3%
5,400	Burlington Northern Santa Fe Corp.	153,576
8,400	CSX Corp.	252,756

		406,332

Restaurants – 0.2%
16,500	Starbucks Corp.*	404,580

Retail Apparel – 4.4%
8,200	Dillard’s, Inc.	110,454
93,000	J. C. Penney Co., Inc.	1,567,050
101,000	Wal-Mart Stores, Inc.	5,420,670

		7,098,174

8      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Semiconductors – 4.0%
81,600	Advanced Micro Devices, Inc.*	$523,056
26,400	Arrow Electronics, Inc.*	402,336
53,200	Avnet, Inc.*	674,576
96,800	Intel Corp.	2,011,891
25,600	SanDisk Corp.*	1,032,960
102,100	Texas Instruments, Inc.	1,796,960

		6,441,779

Specialty Retail – 3.1%
14,800	Best Buy Co., Inc.*	650,016
37,100	Costco Wholesale Corp.*	1,357,860
53,400	CVS Corp.	1,496,802
85,200	Staples, Inc.*	1,563,420

		5,068,098

Telecommunications Equipment – 2.6%
212,800	Motorola, Inc.	2,006,704
62,900	QUALCOMM, Inc.	2,248,675

		4,255,379

Telephone – 3.4%
9,100	AT&T Corp.	175,175
32,600	Qwest Communications International, Inc.*	155,828
72,122	SBC Communications, Inc.	1,842,717
130,200	Sprint Corp.	1,874,880
39,294	Verizon Communications, Inc.	1,550,149

		5,598,749

Tobacco – 0.9%
6,700	Loews Corp. — Carolina Group	180,900
35,600	R.J. Reynolds Tobacco Holdings, Inc.	1,324,676

		1,505,576

Truck Freight – 0.3%
7,100	United Parcel Service, Inc.	452,270

Wireless – 1.4%
31,800	ALLTEL Corp.	1,533,396
93,324	AT&T Wireless Services, Inc.*	766,190
500	United States Cellular Corp.*	12,725

		2,312,311

TOTAL COMMON STOCKS
(Cost $154,172,988)		$161,034,528

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.7%

Joint Repurchase Agreement Account II^
$1,200,000	1.25%	07/01/2003	$1,200,000
Maturity Value $1,200,042

TOTAL REPURCHASE AGREEMENT
(Cost $1,200,000)			$1,200,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $155,372,988)			$162,234,528

Shares	Description	Value
Securities Lending Collateral – 0.3%

375,700	Boston Global Investment Trust — Enhanced Portfolio	$375,700

TOTAL SECURITIES LENDING COLLATERAL
(Cost $375,700)		$375,700

TOTAL INVESTMENTS
(Cost $155,748,688)		$162,610,228

*	Non-income producing security.
^	Joint repurchase agreement was entered into on June 30, 2003.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.      9

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview of the performance of the Goldman Sachs Variable Insurance Trust – CORE Small Cap Equity Fund during the six-month reporting period that ended June 30, 2003.

Market Review

The Russell 2000 Index (the “Index”) gained 17.88% during the six-month reporting period. All 13 sectors in the Index posted positive absolute returns for the period. Telecommunications was the biggest absolute performer, followed by Health Care and Technology. Technology was also the biggest contributor (weight times performance) to Index gains, followed by the Health Care and Financials sectors.

Investment Objective

The Fund seeks long-term growth of capital.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2003*

		% of Total
Company	Business	Net Assets

United Stationers, Inc.	Forest	1.3%
Sunoco, Inc.	Oil Refining	1.1
LandAmerica Financial Group, Inc.	Property Insurance	1.0
Gabelli Asset Management, Inc.	Securities/Asset Management	0.9
HRPT Properties Trust	Other REIT	0.8
Invitrogen Corp.	Biotechnology	0.7
Kos Pharmaceuticals, Inc.	Biotechnology	0.7
Silicon Valley Bancshares	Banks	0.7
Hearst-Argyle Television, Inc.	Media	0.7
Pulitzer, Inc.	Publishing	0.7

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Performance Review

Over the six-month period that ended June 30, 2003, the Fund generated a cumulative total return of 16.32%. Over the same period, the Fund’s benchmark, the Russell 2000 Index (with dividends reinvested), generated a cumulative total return of 17.88%. The Fund’s relative underperformance was largely due to a dramatic shift in market leadership earlier in the second quarter 2003, and investors’ favoring low quality stocks over their fundamentally stronger counterparts.

Returns attributable to the CORESM themes were mixed for the six-month period. In keeping with 2002, Profitability led the pack as exposure to companies with strong profit margins and good operating efficiency boosted relative returns. Earnings Quality, Fundamental Research and Valuation also added value, albeit less significantly. On the downside, the Fund’s exposure to companies engaged in stock repurchasing detracted most significantly through our Management Impact theme. Momentum also detracted from performance for the period. Stock selection was negative in seven of the 13 sectors versus the benchmark, most notably in the heavily weighted Health Care and Technology sectors. Conversely, the Fund’s holdings in the top-weighted Financials and Consumer Cyclicals sectors added value relative to the benchmark but did little to offset losses felt elsewhere.

In managing the CORE products, we do not take size or sector bets. We hope to add value versus the Fund’s index through individual stock selection. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks about which fundamental research analysts are becoming more positive, and companies with strong profit margins, sustainable earnings, and that use their capital to enhance shareholder value. These factors are not highly correlated to each other, which diversifies the Fund’s sources of returns.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Management Team

July 14, 2003

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments
June 30, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 99.6%

Airlines – 0.3%
3,313	AirTran Holdings, Inc.*	$34,687
1,602	Alaska Air Group, Inc.*	34,363
3,800	Continental Airlines, Inc. Class B*	56,886
3,655	ExpressJet Holdings, Inc.*	55,191

		181,127

Alcohol – 0.2%
3,400	The Robert Mondavi Corp.*	86,054

Apartments – 0.3%
4,812	Amli Residential Properties Trust	113,323
1,900	Mid-America Apartment Communities, Inc.	51,319

		164,642

Banks – 7.5%
716	BancFirst Corp.	37,132
3,580	Bank of Hawaii Corp.	118,677
4,100	BankAtlantic Bancorp, Inc.	48,749
3,700	Berkshire Hills Bancorp, Inc.	105,080
2,750	Capital City Bank Group, Inc.	99,550
2,922	Center Bancorp, Inc.	44,181
7,100	Commercial Federal Corp.	150,520
5,100	Corus Bankshares, Inc.	246,993
2,100	East West Bancorp, Inc.	75,894
2,800	First Citizens BancShares, Inc.	282,352
2,400	First Community Bancorp	74,808
1,280	First Financial Bankshares, Inc.	42,829
4,382	Flushing Financial Corp.	97,149
892	Fulton Financial Corp.	17,724
4,800	Hancock Holding Co.	225,888
734	IBERIABANK Corp.	35,819
842	Independence Community Bank Corp.	23,761
1,507	Independent Bank Corp.	38,715
1,865	LNB Bancorp, Inc.	40,508
11,285	OceanFirst Financial Corp.	275,693
5,066	Pacific Capital Bancorp	177,563
2,223	PFF Bancorp, Inc.	85,919
3,200	Port Financial Corp.	172,416
2,500	Prosperity Bancshares, Inc.	48,125
2,252	Provident Bankshares Corp.	57,223
2,000	Provident Financial Group, Inc.	51,260
4,900	R&G Financial Corp. Class B	145,530
15,559	Silicon Valley Bancshares*	370,460
2,500	Southwest Bancorporation of Texas, Inc.*	81,275
3,000	Sterling Bancorp	83,670
5,800	Susquehanna Bancshares, Inc.	135,430
1,949	Texas Regional Bancshares, Inc.	67,630
1,484	Trustmark Corp.	37,797
5,670	UMB Financial Corp.	240,408
4,600	Unizan Financial Corp.	80,822
862	Wintrust Financial Corp.	25,515

		3,943,065

Biotechnology – 6.8%
2,800	Albany Molecular Research, Inc.*	42,280
24,791	Applera Corp. — Celera Genomics Group*	255,843
5,000	Bio-Rad Laboratories, Inc.*	276,750
9,205	Celgene Corp.*	279,832
3,590	Cell Genesys, Inc.*	31,018
10,600	Connetics Corp.*	158,682
17,000	Corixa Corp.*	131,410
1,234	Digene Corp.*	33,602
5,269	Diversa Corp.*	51,794
1,232	Enzo Biochem, Inc.*	26,513
12,000	Exelixis, Inc.*	83,280
2,100	Gen-Probe, Inc.*	85,827
17,845	Gene Logic, Inc.*	106,535
5,152	Immucor, Inc.*	112,262
6,544	Incyte Corp.*	30,364
10,200	Invitrogen Corp.*	391,374
15,800	Kos Pharmaceuticals, Inc.*	370,826
7,816	Maxygen, Inc.*	85,741
5,128	Nabi Biopharmaceuticals*	35,178
10,900	Nektar Therapeutics*	100,607
2,683	NeoPharm, Inc.*	37,159
6,404	Neurocrine Biosciences, Inc.*	319,816
4,000	Protein Design Labs, Inc.*	55,920
2,200	Sepracor, Inc.*	39,666
9,343	Serologicals Corp.*	127,345
4,005	SICOR, Inc.*	81,462
5,100	Techne Corp.*	154,734
5,445	Vicuron Pharmaceuticals, Inc.*	77,210

		3,583,030

Chemicals – 1.5%
6,900	A. Schulman, Inc.	110,814
5,400	Airgas, Inc.	90,450
8,449	Arch Chemicals, Inc.	161,376
1,500	Brady Corp.	50,025
2,298	Carlisle Companies, Inc.	96,884
727	Cytec Industries, Inc.*	24,573
1,202	H.B. Fuller Co.	26,468
4,580	OM Group, Inc.*	67,463
18,721	PolyOne Corp.	83,308
1,500	Rogers Corp.*	49,950

		761,311

Computer Hardware – 2.5%
3,362	Advanced Digital Information Corp.*	33,586
4,236	Advanced Fibre Communications, Inc.*	68,920
1,800	Avocent Corp.*	53,874
1,175	Checkpoint Systems, Inc.*	16,626
16,700	CompuCom Systems, Inc.*	75,484
8,200	Computer Network Technology Corp.*	66,420
2,797	Comverse Technology, Inc.*	42,039
17,626	Enterasys Networks, Inc.*	53,407
2,278	Foundry Networks, Inc.*	32,803

12     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Computer Hardware – (continued)
1,122	Hutchinson Technology, Inc.*	$36,902
9,791	Hypercom Corp.*	40,633
1,671	Ingram Micro, Inc.*	18,381
7,409	Iomega Corp.*	78,535
24,871	Maxtor Corp.*	186,781
3,156	Mercury Computer Systems, Inc.*	57,313
1,004	Metrologic Instruments, Inc.*	33,383
1,330	NCR Corp.*	34,075
2,800	PC Connection, Inc.*	19,040
2,600	RadiSys Corp.*	34,320
15,769	RSA Security, Inc.*	169,517
1,004	Stratasys, Inc.*	35,311
1,232	Tech Data Corp.*	32,907
11,100	Western Digital Corp.*	114,330

		1,334,587

Computer Software – 5.6%
11,564	Ascential Software Corp.*	190,112
3,715	Aspen Technology, Inc.*	17,832
5,670	Avid Technology, Inc.*	198,847
4,200	CCC Information Services Group, Inc.*	60,900
3,273	Citrix Systems, Inc.*	66,638
7,600	Digital River, Inc.*	146,680
1,703	Documentum, Inc.*	33,498
5,150	Eclipsys Corp.*	53,766
7,800	FileNET Corp.*	140,712
5,009	Hyperion Solutions Corp.*	169,104
9,918	IDX Systems Corp.*	153,927
5,997	Intergraph Corp.*	128,935
2,966	JDA Software Group, Inc.*	33,190
12,978	Legato Systems, Inc.*	108,885
4,643	Macrovision Corp.*	92,489
7,462	Mentor Graphics Corp.*	108,050
6,282	Micromuse, Inc.*	50,193
3,399	NetIQ Corp.*	52,549
3,471	NetScreen Technologies, Inc.*	78,271
7,900	Pharmacopeia, Inc.*	65,175
1,668	Pinnacle Systems, Inc.*	17,848
11,614	Pumatech, Inc.*	39,488
4,464	QAD, Inc.*	33,123
5,400	Radiant Systems, Inc.*	36,396
11,100	ScanSoft, Inc.*	60,273
6,743	Sonus Networks, Inc.*	33,917
2,122	SPSS, Inc.*	35,522
6,145	Sybase, Inc.*	85,477
732	Take-Two Interactive Software, Inc.*	20,745
13,112	Tradestation Group, Inc.*	134,529
3,379	Ulticom, Inc.*	32,100
10,700	United Online, Inc.*	271,138
4,100	Vastera, Inc.*	24,477
3,400	Verint Systems, Inc.*	86,394
11,900	VitalWorks, Inc.*	47,005
2,113	Websense, Inc.*	33,090

		2,941,275

Construction – 1.2%
6,350	Griffon Corp.*	101,600
3,923	M/I Schottenstein Homes, Inc.	167,434
200	NVR, Inc.*	82,200
1,058	United Capital Corp.	36,818
12,472	USG Corp.*	236,968

		625,020

Consumer Durables – 0.9%
11,100	Interface, Inc.	51,504
9,032	Kimball International, Inc. Class B	140,899
8,575	Steelcase, Inc.	100,842
4,342	The Toro Co.	172,595

		465,840

Defense/ Aerospace – 1.2%
10,200	Aviall, Inc.*	115,974
3,600	Curtiss-Wright Corp.	227,520
5,400	Kaman Corp.	63,126
2,600	Moog, Inc.*	90,350
1,300	Sequa Corp.*	44,590
5,911	Teledyne Technologies, Inc.*	77,434

		618,994

Drugs – 1.9%
9,189	Alpharma, Inc.	198,482
3,806	American Pharmaceutical Partners, Inc.*	129,023
1,100	Biosite, Inc.*	52,884
3,300	Bradley Pharmaceuticals, Inc.*	54,450
1,176	CIMA Labs, Inc.*	31,623
5,600	D & K Healthcare Resources, Inc.	90,384
6,800	Endo Pharmaceuticals Holdings, Inc.*	115,056
3,846	IDEXX Laboratories, Inc.*	128,995
1,433	Lannett Co., Inc.*	33,590
578	Pharmaceutical Resources, Inc.*	28,125
2,459	USANA Health Sciences, Inc.*	108,712

		971,324

Electrical Equipment – 2.8%
8,827	Aeroflex, Inc.*	68,321
5,100	Anaren Microwave, Inc.*	47,787
24,100	Audiovox Corp.*	269,679
8,000	Centillium Communications, Inc.*	79,280
2,800	Coherent, Inc.*	67,004
5,400	Esterline Technologies Corp.*	94,014
776	Fisher Scientific International, Inc.*	27,082
870	Harris Corp.	26,144
2,900	II-VI, Inc.*	66,932
3,710	Innovex, Inc.*	37,471
5,811	Inter-Tel, Inc.	123,309
2,400	Itron, Inc.*	51,650
4,800	Methode Electronics, Inc.	51,600
7,600	MTS Systems Corp.	112,024

The accompanying notes are an integral part of these financial statements.      13

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments (continued)
June 30, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Electrical Equipment – (continued)
32,781	Pioneer-Standard Electronics, Inc.	$277,983
2,100	Trimble Navigation Ltd.*	48,153

		1,448,433

Electrical Utilities – 1.3%
15,567	Allegheny Energy, Inc.	131,541
15,900	Avista Corp.	224,985
1,631	Central Vermont Public Service Corp.	31,886
2,758	Energy East Corp.	57,256
9,500	Northeast Utilities	159,030
2,000	PNM Resources, Inc.	53,500
546	WPS Resources Corp.	21,949

		680,147

Energy Resources – 1.6%
7,359	Comstock Resources, Inc.*	100,671
10,323	Patina Oil & Gas Corp.	331,885
2,225	Stone Energy Corp.*	93,272
4,400	The Houston Exploration Co.*	152,680
8,632	Vintage Petroleum, Inc.	97,369
1,729	Western Gas Resources, Inc.	68,468

		844,345

Environmental Services – 0.1%
1,399	Casella Waste Systems, Inc.*	12,633
2,227	Republic Services, Inc.*	50,486

		63,119

Financial Services – 1.2%
4,100	CompuCredit Corp.*	49,815
3,200	Credit Acceptance Corp.*	32,288
14,068	Fremont General Corp.	192,732
18,632	Insignia Financial Group, Inc.*	207,002
6,510	Metris Cos., Inc.	36,130
2,900	NCO Group, Inc.*	51,939
4,145	UICI*	62,465

		632,371

Food & Beverage – 1.5%
810	Corn Products International, Inc.	24,325
8,399	Flowers Foods, Inc.	165,964
2,573	Interstate Bakeries Corp.	32,677
2,200	J & J Snack Foods Corp.*	69,586
7,545	Nash-Finch Co.	125,624
2,271	Performance Food Group Co.*	84,027
10,400	Pilgrim’s Pride Corp.	100,568
2,868	Ralcorp Holdings, Inc.*	71,585
795	The J.M. Smucker Co.	31,713
3,779	United Natural Foods, Inc.*	106,341

		812,410

Forest – 2.6%
6,289	Chesapeake Corp.	137,415
2,434	Greif Bros. Corp.	55,982
6,100	Longview Fibre Co.	50,020
6,079	Louisiana-Pacific Corp.*	65,896
5,300	Rock-Tenn Co.	89,835
2,568	Schweitzer-Mauduit International, Inc.	61,992
2,400	Trex Co., Inc.*	94,200
18,754	United Stationers, Inc.*	678,332
7,500	Universal Forest Products, Inc.	157,050

		1,390,722

Gas Utilities – 0.5%
2,200	Cascade Natural Gas Corp.	42,020
11,430	ONEOK, Inc.	224,371
502	South Jersey Industries, Inc.	18,499

		284,890

Gold – 0.1%
806	Freeport-McMoRan Copper & Gold, Inc. Class B	19,747
8,034	Hecla Mining Co.*	33,984

		53,731

Grocery – 0.8%
12,900	Pathmark Stores, Inc.*	98,685
11,289	Ruddick Corp.	177,463
15,443	The Great Atlantic & Pacific Tea Co., Inc.*	135,898

		412,046

Heavy Electrical – 0.4%
4,224	Belden, Inc.	67,119
3,400	LSI Industries, Inc.	37,740
2,560	Rofin-Sinar Technologies, Inc.*	35,994
1,200	Woodward Governor Co.	51,600

		192,453

Heavy Machinery – 1.0%
5,730	NACCO Industries, Inc.	337,726
6,600	Stewart & Stevenson Services, Inc.	103,950
2,506	Terex Corp.*	48,917
1,778	Trinity Industries, Inc.	32,911

		523,504

Home Products – 1.3%
12,037	Central Garden & Pet Co.*	287,082
3,200	Chattem, Inc.*	60,160
452	Lancaster Colony Corp.	17,474
18,719	Nu Skin Enterprises, Inc.	195,614
6,573	Perrigo Co.	102,802
866	The Dial Corp.	16,844

		679,976

Hotels – 0.9%
6,400	Choice Hotels International, Inc.*	174,784
20,527	FelCor Lodging Trust, Inc.	161,137
31,800	La Quinta Corp.*	137,058

		472,979

14     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Industrial Parts – 3.2%
6,373	A.O. Smith Corp.	$179,400
1,003	Analogic Corp.	48,906
14,570	Applied Industrial Technologies, Inc.	307,427
2,287	Briggs & Stratton Corp.	115,494
2,354	Engineered Support Systems, Inc.	98,515
6,000	Hughes Supply, Inc.	208,200
13,422	Lennox International, Inc.	172,741
1,900	SPS Technologies, Inc.*	51,376
2,935	Tecumseh Products Co.	112,440
18,346	Watsco, Inc.	303,810
2,888	York International Corp.	67,579

		1,665,888

Industrial Services – 2.6%
575	Bright Horizons Family Solutions, Inc.*	19,297
7,737	CDI Corp.*	200,852
11,808	Copart, Inc.*	111,586
1,100	Corinthian Colleges, Inc.*	53,427
2,300	Corrections Corp. of America*	58,259
4,767	Dollar Thrifty Automotive Group, Inc.*	88,428
3,900	EGL, Inc.*	59,280
21,915	Integrated Electrical Services, Inc.*	158,884
4,120	ITT Educational Services, Inc.*	120,510
7,300	Labor Ready, Inc.*	52,341
22,051	MPS Group, Inc.*	151,711
1,780	PRG-Schultz International, Inc.*	10,502
8,739	Quanta Services, Inc.*	62,047
2,270	Rollins, Inc.	42,789
26,882	Spherion Corp.*	186,830

		1,376,743

Information Services – 4.0%
5,600	Allscripts Heathcare Solutions, Inc.*	20,552
5,000	American Management Systems, Inc.*	71,400
9,900	Arbitron, Inc.*	353,430
10,493	Century Business Services, Inc.*	34,102
6,626	CSG Systems International, Inc.*	93,625
14,957	Daktronics, Inc.*	244,547
4,000	Digital Insight Corp.*	76,200
6,600	Exult, Inc.*	56,562
1,477	FactSet Research Systems, Inc.	65,062
674	Fidelity National Information Solutions, Inc.*	17,578
4,096	Group 1 Software, Inc.*	75,653
3,124	Keane, Inc.*	42,580
8,000	Lightbridge, Inc.*	70,080
2,600	MemberWorks, Inc.*	51,324
1,800	MICROS Systems, Inc.*	59,364
12,297	Pre-Paid Legal Services, Inc.*	301,645
858	Resources Connection, Inc.*	20,472
2,900	StarTek, Inc.*	76,270
13,900	Stewart Enterprises, Inc.*	59,770
16,600	TeleTech Holdings, Inc.*	70,218
2,052	Tetra Tech, Inc.*	35,151
3,915	The Advisory Board Co.*	158,636
4,190	Tier Technologies, Inc. Class B*	32,473

		2,086,694

Internet – 2.3%
5,971	AQuantive, Inc.*	62,696
16,200	EarthLink, Inc.*	127,818
5,927	eCollege.com*	68,042
1,509	eSPEED, Inc.*	29,818
8,600	Inet Technologies, Inc.*	85,742
3,697	InfoSpace, Inc.*	50,168
6,091	Internet Security Systems, Inc.*	88,259
1,100	j2 Global Communications, Inc.*	50,578
2,700	NetFlix, Inc.*	68,985
8,100	Packeteer, Inc.*	126,117
2,511	Priceline.com, Inc.*	56,221
13,570	Safeguard Scientifics, Inc.*	36,639
1,439	SafeNet, Inc.*	40,263
3,200	Sohu.com, Inc.*	109,257
9,600	SonicWall, Inc.*	46,080
6,400	Verity, Inc.*	81,024
2,076	WebMD Corp.*	22,483
6,048	webMethods, Inc.*	49,170

		1,199,360

Leisure & Entertainment – 1.7%
1,832	Arctic Cat, Inc.	35,101
3,465	Aztar Corp.*	55,821
5,090	Dover Downs Gaming & Entertainment, Inc.	47,082
15,385	Handleman Co.*	246,160
1,348	JAKKS Pacific, Inc.*	17,915
8,301	Lexar Media, Inc.*	79,192
1,901	SCP Pool Corp.*	65,394
4,777	Shuffle Master, Inc.*	140,396
9,494	Six Flags, Inc.*	64,369
2,632	The Nautilus Group, Inc.	32,637
10,002	World Wrestling Entertainment, Inc.	102,921

		886,988

Life Insurance – 1.2%
4,407	AmerUs Group Co.	124,234
1,100	Delphi Financial Group, Inc.	51,480
1,300	National Western Life Insurance Co.*	143,559
1,247	Protective Life Corp.	33,357
6,300	The MONY Group, Inc.	169,785
14,100	The Phoenix Cos., Inc.	127,323

		649,738

The accompanying notes are an integral part of these financial statements.      15

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments (continued)
June 30, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Media – 2.0%
4,500	ADVO, Inc.*	$199,800
4,684	Cox Radio, Inc.*	108,247
14,139	Hearst-Argyle Television, Inc.*	366,200
7,830	Insight Communications Co., Inc.*	103,199
2,100	Lin TV Corp.*	49,455
1,291	Pegasus Communications Corp.*	38,188
4,600	Sinclair Broadcast Group, Inc.*	53,406
1,769	Spanish Broadcasting System, Inc.*	14,417
3,189	The Liberty Corp.	135,533

		1,068,445

Medical Products – 2.1%
595	Arrow International, Inc.	26,269
3,500	Cantel Medical Corp.*	46,970
5,450	Dade Behring Holdings, Inc.*	125,187
2,636	Exactech, Inc.*	37,958
1,060	ICU Medical, Inc.*	33,019
5,472	Interpore International, Inc.*	69,659
618	Invacare Corp.	20,394
15,229	Owens & Minor, Inc.	340,368
1,200	PolyMedica Corp.	54,948
8,400	PSS World Medical, Inc.*	48,300
3,730	Thoratec Corp.*	55,577
1,700	Varian Medical Systems, Inc.*	58,939
669	Ventana Medical Systems, Inc.*	18,183
1,154	Viasys Healthcare, Inc.*	23,888
4,852	VISX, Inc.*	84,182
3,323	Wright Medical Group, Inc.*	63,137

		1,106,978

Medical Providers – 1.4%
3,324	American Medical Security Group, Inc.*	63,488
1,700	AMERIGROUP Corp.*	63,240
1,082	Dynacq International, Inc.*	18,178
10,680	Gentiva Health Services, Inc.*	96,120
2,248	IMPATH, Inc.*	31,787
2,700	Kindred Healthcare, Inc.*	48,168
1,458	Oxford Health Plans, Inc.*	61,280
1,499	PacifiCare Health Systems, Inc.*	73,946
5,100	PAREXEL International Corp.*	71,145
3,659	PDI, Inc.*	37,175
26,316	US Oncology, Inc.*	194,475

		759,002

Mining – 1.6%
6,124	Allegheny Technologies, Inc.	40,418
5,449	Brush Engineered Materials, Inc.*	45,499
2,475	Massey Energy Co.	32,546
1,730	Maverick Tube Corp.*	33,130
3,500	Reliance Steel & Aluminum Corp.	72,450
17,500	RTI International Metals, Inc.*	189,525
2,900	Schnitzer Steel Industries, Inc.	127,948
3,100	United States Steel Corp.	50,747
36,400	USEC, Inc.	255,528

		847,791

Motor Vehicle – 0.6%
2,179	Autoliv, Inc.	59,007
7,204	Dura Automotive Systems, Inc.*	70,671
1,695	Group 1 Automotive, Inc.*	54,935
1,583	Thor Industries, Inc.	64,618
7,500	Visteon Corp.	51,525
1,044	Winnebago Industries, Inc.	39,568

		340,324

Office Industrial – 1.5%
8,700	Brandywine Realty Trust	214,194
5,000	Corporate Office Properties Trust	84,650
3,791	EastGroup Properties, Inc.	102,357
9,200	Glenborough Realty Trust, Inc.	176,180
2,600	Keystone Property Trust	48,126
4,600	PS Business Parks, Inc.	162,380

		787,887

Oil Refining – 1.4%
15,400	Sunoco, Inc.	581,196
25,430	Tesoro Petroleum Corp.*	174,958

		756,154

Oil Services – 1.6%
518	CARBO Ceramics, Inc.	19,296
9,700	Global Industries Ltd.*	46,754
4,700	Hydril Co.*	128,075
2,678	Lufkin Industries, Inc.	65,209
4,119	Oceaneering International, Inc.*	105,240
22,200	Parker Drilling Co.*	64,602
8,100	Universal Compression Holdings, Inc.*	168,966
21,853	Veritas DGC, Inc.*	251,310

		849,452

Other REIT – 3.5%
2,186	American Mortgage Acceptance Co.	37,949
9,700	Anthracite Capital, Inc.	116,982
6,700	Apex Mortgage Capital, Inc.	36,649
5,559	Capstead Mortgage Corp.	62,650
4,400	Correctional Properties Trust	123,200
4,786	Entertainment Properties Trust	137,597
6,489	Friedman, Billings, Ramsey Group, Inc.	86,953
9,600	Healthcare Realty Trust, Inc.	279,840
46,528	HRPT Properties Trust	428,058
10,234	National Health Investors, Inc.	188,715
4,400	Novastar Financial, Inc.	262,900
2,085	Redwood Trust, Inc.	83,212
564	Thornburg Mortgage, Inc.	13,931

		1,858,636

Processors – 0.1%
1,595	Alliance Data Systems Corp.*	37,323

16     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Property Insurance – 2.0%
3,910	Fidelity National Financial, Inc.	$120,272
2,984	First American Corp.	78,628
674	Harleysville Group, Inc.	15,515
10,800	LandAmerica Financial Group, Inc.	513,000
2,811	Ohio Casualty Corp.*	37,049
3,854	Stewart Information Services Corp.*	107,334
7,000	The Midland Co.	155,470

		1,027,268

Publishing – 2.0%
5,857	Consolidated Graphics, Inc.*	134,008
6,785	Deluxe Corp.	303,968
4,501	John H. Harland Co.	117,746
7,400	Pulitzer, Inc.	365,708
278	The McClatchy Co.	16,018
6,564	The Standard Register Co.	108,175

		1,045,623

Restaurants – 1.5%
2,000	Bob Evans Farms, Inc.	55,260
1,800	CBRL Group, Inc.	69,948
4,743	CEC Entertainment, Inc.*	175,159
10,515	Dave & Buster’s, Inc.*	114,614
934	Landry’s Restaurants, Inc.	22,042
4,700	Lone Star Steakhouse & Saloon, Inc.	102,319
6,907	Papa John’s International, Inc.*	193,741
3,959	Ryan’s Family Steak Houses, Inc.*	55,426

		788,509

Retail – 0.3%
1,478	CBL & Associates Properties, Inc.	63,554
1,700	Pan Pacific Retail Properties, Inc.	66,895

		130,449

Retail Apparel – 5.7%
1,597	Aeropostale, Inc.*	34,304
1,908	Blockbuster, Inc.	32,150
11,798	Brown Shoe Co., Inc.	351,580
26,082	Charming Shoppes, Inc.*	129,627
3,953	Circuit City Stores, Inc.	34,786
3,800	Claire’s Stores, Inc.	96,368
7,872	GameStop Corp.*	101,706
4,136	Goody’s Family Clothing, Inc.*	35,776
5,080	Hollywood Entertainment Corp.*	87,376
3,646	Insight Enterprises, Inc.*	36,679
2,223	K-Swiss, Inc.	76,738
10,639	Kellwood Co.	336,512
8,287	Movie Gallery, Inc.*	152,895
32,327	OfficeMax, Inc.*	211,742
2,290	Pacific Sunwear of California, Inc.*	55,166
1,979	PETCO Animal Supplies, Inc.*	43,023
3,000	Shoe Carnival, Inc.*	44,280
24,855	Shopko Stores, Inc.*	323,115
13,450	Skechers U.S.A., Inc.*	99,530
1,748	Sonic Automotive, Inc.*	38,299
4,434	Stage Stores, Inc.*	104,199
2,424	Stein Mart, Inc.*	14,520
5,722	The Bombay Co., Inc.*	60,825
2,887	The Finish Line, Inc.*	64,120
3,300	The Gymboree Corp.*	55,374
10,700	The Sports Authority, Inc.*	114,490
1,285	Tractor Supply Co.*	61,359
3,300	Tuesday Morning Corp.*	86,790
2,545	Ultimate Electronics, Inc.*	32,627
2,288	Zale Corp.*	91,520

		3,007,476

Securities/ Asset Management – 1.9%
1,936	BlackRock, Inc.*	87,197
13,125	Gabelli Asset Management, Inc.*	473,813
16,700	Knight Trading Group, Inc.*	103,874
9,700	Nuveen Investments	264,228
3,520	SWS Group, Inc.	70,928

		1,000,040

Semiconductors – 3.3%
8,100	Advanced Micro Devices, Inc.*	51,921
8,236	Arrow Electronics, Inc.*	125,517
9,450	Avnet, Inc.*	119,826
7,100	Cohu, Inc.	110,760
7,100	Cree, Inc.*	115,588
2,281	Genesis Microchip, Inc.*	30,885
24,434	GlobespanVirata, Inc.*	201,580
5,700	InterDigital Communications Corp.*	133,209
5,156	MEMC Electronic Materials, Inc.*	50,529
3,800	Microsemi Corp.*	60,800
6,924	Pixelworks, Inc.*	41,128
2,620	PTEK Holdings, Inc.*	12,707
1,514	Rainbow Technologies, Inc.*	12,733
919	Rambus, Inc.*	15,228
5,800	REMEC, Inc.*	40,368
3,108	SanDisk Corp.*	125,408
6,594	Sigma Designs, Inc.*	71,611
4,760	Silicon Laboratories, Inc.*	126,806
16,009	Silicon Storage Technology, Inc.*	67,078
12,588	Skyworks Solutions, Inc.*	85,221
3,091	Vishay Intertechnology, Inc.*	40,801
4,800	Zoran Corp.*	92,208

		1,731,912

Telecommunications Equipment – 2.2%
2,700	ADTRAN, Inc.*	138,483
14,416	Allen Telecom, Inc.*	238,152
13,591	Anixter International, Inc.*	318,437
6,358	Artesyn Technologies, Inc.*	35,669
3,600	EMS Technologies, Inc.*	47,772
14,721	McDATA Corp.*	215,957
5,427	Plantronics, Inc.*	117,603
3,029	Tekelec*	34,228
10,200	Turnstone Systems, Inc.*	25,602

		1,171,903

The accompanying notes are an integral part of these financial statements.      17

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments (continued)
June 30, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Telephone – 1.0%
17,886	IDT Corp.*	$320,159
15,407	Metro One Telecommunications, Inc.*	79,500
3,084	TALK America Holdings, Inc.*	33,647
10,682	Time Warner Telecom, Inc.*	68,044

		501,350

Thrifts – 1.0%
1,463	BankUnited Financial Corp.*	29,479
9,800	Flagstar Bancorp, Inc.	239,610
2,515	Horizon Financial Corp.	39,687
1,703	IndyMac Bancorp, Inc.	43,290
3,244	Sound Federal Bancorp, Inc.	44,086
4,248	Staten Island Bancorp, Inc.	82,751
1,231	W Holding Co., Inc.	20,829

		499,732

Tobacco – 0.1%
1,345	R.J. Reynolds Tobacco Holdings, Inc.	50,047

Truck Freight – 1.0%
3,747	Airborne, Inc.	78,312
2,179	Covenant Transport, Inc.*	37,043
567	Expeditors International of Washington, Inc.	19,641
3,600	Landstar System, Inc.*	226,260
5,700	Roadway Corp.	162,621

		523,877

Wireless – 0.8%
12,800	American Tower Corp.*	113,280
6,287	Boston Communications Group, Inc.*	107,696
6,081	United States Cellular Corp.*	154,762
2,711	Wireless Facilities, Inc.*	32,261

		407,999

TOTAL COMMON STOCKS
(Cost $47,600,354)		$52,330,983

Preferred Stock – 0.0%

30	Dynacq International, Inc.	$510

TOTAL PREFERRED STOCK
(Cost $418)		$510

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.4%

Joint Repurchase Agreement Account II^
$200,000	1.25%	07/01/2003	$200,000
Maturity Value: $200,007

TOTAL REPURCHASE AGREEMENT
(Cost $200,000)			$200,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $47,800,772)			$52,531,493

Shares	Description	Value
Securities Lending Collateral – 3.9%

2,067,829	Boston Global Investment Trust – Enhanced Portfolio	$2,067,829

TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,067,829)		$2,067,829

TOTAL INVESTMENTS
(Cost $49,868,601)		$54,599,322

*	Non-income producing security.
^	Joint repurchase agreement was entered into on June 30, 2003.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

18     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview of the performance of the Goldman Sachs Variable Insurance Trust – Capital Growth Fund during the six-month reporting period that ended June 30, 2003.

Market Review

During the period, the U.S. markets remained volatile as investors continued to manage through a weak economic environment and geo-political uncertainty. Investors were relieved to see the conflict with Iraq draw to a swift conclusion and appeared to become more positive towards the economy and its long-term prospects. In April, the U.S. markets rebounded sharply as consumer confidence rose sharply. In addition, the lowering of the terrorist threat level and falling oil prices contributed to the upbeat sentiment. Investors have been taking a more positive view of the economy and its prospects as corporate profits have been solid with many companies releasing better-than-expected earnings results.

Investment Objective

The Fund seeks long-term growth of capital.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2003*

		% of Total
Company	Business	Net Assets

Microsoft Corp.	Computer Software	4.7%
Wal-Mart Stores, Inc.	Retail Apparel	3.7
Pfizer, Inc.	Drugs	3.6
Exxon Mobil Corp.	Energy Resources	3.4
General Electric Co.	Industrial Parts	2.9
Viacom, Inc.	Media	2.8
PepsiCo, Inc.	Food & Beverage	2.6
Intel Corp.	Semiconductors	2.4
Citigroup, Inc.	Banks	2.4
Fannie Mae	Financial Services	2.3

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Performance Review

Over the six-month period that ended June 30, 2003, the Fund generated a cumulative total return of 9.78%. Over the same time period, the Fund’s benchmark, the Standard & Poor’s 500 Index (with dividends reinvested), generated a cumulative total return of 11.76%.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Shareholder Letter (continued)

The Fund’s underperformance during the period was, in part, due to the strong rally of higher risk, more speculative companies. Our disciplined investment philosophy is to buy high quality growth companies with strong business franchises, free cash flow, recurring revenue, favorable long-term prospects, excellent management, and strong financials.

During the reporting period, the Fund’s holdings in the Media, Consumer, and Producer Goods and Services sectors contributed to performance. The Fund’s relative underperformance versus the benchmark was impacted by its holdings in the Finance and Technology sectors, which generated positive absolute returns, but underperformed stocks in sectors held by the benchmark.

In the Technology sector, Microsoft Corp., and QUALCOMM, Inc. lagged the overall Technology sector. These companies are considered the leaders in the Technology area but are viewed as companies that are more conservative. Many of the Fund’s financial companies for the year-to-date period have posted positive returns including Citigroup, Inc., Bank of America Corp., and MBNA Corp. However, the poor performance of Freddie Mac detracted from the Fund’s return and significantly contributed to underperformance in the Financials sector. The company recently announced the departure of the CEO, COO, and CFO from the management team. More specifically, the COO was removed due to a lack of cooperation with the internal investigation of Freddie Mac’s impending earnings restatement. For several months, it had been widely known that the company would upwardly revise its financial results of the past three years. This was due to the changes in the methods used by Freddie Mac to account for income generated from hedging transactions as recommended by their new auditors. In order to gain a better understanding of these issues, one of the senior members of our team met with senior lawmakers, congressional staffers, and lobbyists. These meetings gave us a clearer understanding of the way in which the company is viewed by the government. We believe that lawmakers are aware of the indispensable role that the company plays in sustaining the buoyant housing market and its direct impact on the health of the U.S. economy.

Media companies have fared well in recent months due to the official end of the war in Iraq, a favorable FCC deregulation vote, and positive trends in advertising spending. Almost all of the Fund’s Media companies had positive returns, with AOL Time Warner, Inc., Univision Communications, Inc., Clear Channel Communications, Inc., and EchoStar Communications Corp. all significantly contributing to performance. Travel and lodging related companies rebounded in the second quarter 2003 as travel volumes increased with the end of the war. Subsiding fears of SARS and the lowered terrorist threat also contributed to performance. Travel companies in particular had suffered during the recent downturn as geopolitical and health risks drove travel volumes to record lows. In the second quarter, travel volumes recovered to pre-war levels. Sabre Holdings Corp., Cendant Corp., Marriott International, Inc., Starwood Hotels & Resorts Worldwide, Inc., and Harrah’s Entertainment, Inc. all benefited from the strength in the industry.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Growth Equity Management Team

July 14, 2003

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments
June 30, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 94.1%

Banks – 6.1%
4,400	Bank of America Corp.	$347,732
12,633	Citigroup, Inc.	540,692
5,000	State Street Corp.	197,000
2,000	The Bank of New York Co., Inc.	57,500
5,000	Wells Fargo & Co.	252,000

		1,394,924

Biotechnology – 0.9%
3,200	Amgen, Inc.*	212,608

Chemicals – 2.0%
2,000	3M Co.	257,960
4,967	E.I. du Pont de Nemours & Co.	206,826

		464,786

Computer Hardware – 4.8%
28,400	Cisco Systems, Inc.*	473,996
13,300	Dell Computer Corp.*	425,068
19,200	EMC Corp.*	201,024

		1,100,088

Computer Software – 8.1%
3,300	International Business Machines Corp.	272,250
3,900	Intuit, Inc.*	173,667
41,800	Microsoft Corp.	1,070,498
7,800	Oracle Corp.*	93,756
9,000	Sabre Holdings Corp.	221,850

		1,832,021

Defense/ Aerospace – 0.7%
1,000	Lockheed Martin Corp.	47,570
900	Raytheon Co.	29,556
1,000	United Technologies Corp.	70,830

		147,956

Drugs – 11.5%
6,600	Bristol-Myers Squibb Co.	179,190
5,900	Eli Lilly & Co.	406,923
9,800	Johnson & Johnson	506,660
3,800	Merck & Co., Inc.	230,090
23,975	Pfizer, Inc.	818,746
5,800	Schering-Plough Corp.	107,880
8,100	Wyeth	368,955

		2,618,444

Energy Resources – 5.2%
1,300	Anadarko Petroleum Corp.	57,811
935	Apache Corp.	60,831
3,954	ChevronTexaco Corp.	285,479
21,584	Exxon Mobil Corp.	775,081

		1,179,202

Environmental Services – 0.2%
1,600	Waste Management, Inc.	38,544

Financial Services – 6.5%
7,900	Fannie Mae	532,776
8,800	Freddie Mac	446,776
13,550	MBNA Corp.	282,382
1,500	Merrill Lynch & Co., Inc.	70,020
1,800	Morgan Stanley	76,950
1,500	SLM Corp.	58,755

		1,467,659

Food & Beverage – 5.3%
13,090	PepsiCo, Inc.	582,505
7,200	The Coca-Cola Co.	334,152
5,300	Wm. Wrigley Jr. Co.	298,019

		1,214,676

Forest – 1.0%
3,700	International Paper Co.	132,201
1,800	Weyerhaeuser Co.	97,200

		229,401

Home Products – 4.6%
3,100	Avon Products, Inc.	192,820
5,000	Colgate-Palmolive Co.	289,750
3,800	Energizer Holdings, Inc.*	119,320
4,300	The Gillette Co.	136,998
3,500	The Procter & Gamble Co.	312,130

		1,051,018

Hotels – 3.4%
21,000	Cendant Corp.*	384,720
7,000	Marriott International, Inc.	268,940
4,000	Starwood Hotels & Resorts Worldwide, Inc.	114,360

		768,020

Industrial Parts – 2.9%
22,800	General Electric Co.	653,904

Information Services – 2.4%
11,000	First Data Corp.	455,840
800	Moody’s Corp.	42,168
1,700	Paychex, Inc.	49,827

		547,835

Leisure & Entertainment – 0.5%
1,200	Harrah’s Entertainment, Inc.*	48,288
4,400	Metro-Goldwyn-Mayer, Inc.*	54,648

		102,936

The accompanying notes are an integral part of these financial statements.      21

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments (continued)
June 30, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Media – 10.4%
23,850	AOL Time Warner, Inc.*	$383,747
6,374	Cablevision Systems New York Group*	132,324
7,552	Clear Channel Communications, Inc.*	320,129
1,800	Cox Communications, Inc.*	57,420
7,000	EchoStar Communications Corp.*	242,340
1,800	Lamar Advertising Co.*	63,378
19,700	Liberty Media Corp. Series A*	227,732
7,900	Univision Communications, Inc.*	240,160
2,200	Valassis Communications, Inc.*	56,584
14,572	Viacom, Inc. Class B*	636,214

		2,360,028

Oil Services – 0.3%
1,400	Schlumberger Ltd.	66,598

Processors – 0.2%
1,400	Automatic Data Processing, Inc.	47,404

Property Insurance – 2.9%
4,800	AMBAC Financial Group, Inc.	318,000
6,200	American International Group, Inc.	342,116

		660,116

Publishing – 1.3%
1,500	Gannett Co., Inc.	115,215
500	The McGraw-Hill Cos., Inc.	31,000
3,200	The New York Times Co.	145,600

		291,815

Retail Apparel – 5.3%
2,300	Dollar Tree Stores, Inc.*	72,979
3,100	Family Dollar Stores, Inc.	118,265
2,200	Lowe’s Companies, Inc.	94,490
15,600	Wal-Mart Stores, Inc.	837,252
2,600	Walgreen Co.	78,260

		1,201,246

Securities/ Asset Management – 0.7%
15,050	The Charles Schwab Corp.	151,854

Semiconductors – 3.7%
26,400	Intel Corp.	548,698
12,100	Texas Instruments, Inc.	212,960
3,300	Xilinx, Inc.*	83,523

		845,181

Telecommunications Equipment – 1.0%
6,480	QUALCOMM, Inc.	231,660

Telephone – 1.8%
8,100	SBC Communications, Inc.	206,955
4,828	Verizon Communications, Inc.	190,465

		397,420

Wireless – 0.4%
12,500	Crown Castle International Corp.*	97,125

TOTAL COMMON STOCKS
(Cost $24,089,924)		$21,374,469

Exchange Traded Fund – 4.5%

10,500	SPDR Trust Series 1	1,025,115

TOTAL EXCHANGE TRADED FUND
(Cost $959,055)		$1,025,115

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 2.2%

Joint Repurchase Agreement Account II^
$500,000	1.25%	07/01/2003	$500,000
Maturity Value $500,017

TOTAL REPURCHASE AGREEMENT
(Cost $500,000)			$500,000

TOTAL INVESTMENTS
(Cost $25,548,979)			$22,899,584

   *  Non-income producing security.

^	Joint repurchase agreement was entered into on June 30, 2003.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

22     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview of the performance of the Goldman Sachs Variable Insurance Trust – Mid Cap Value Fund during the six-month reporting period that ended June 30, 2003.

Market Review

The positive returns experienced in the first half of 2003 were chiefly attributable to strong performance in the second quarter of the year when the U.S. equity markets posted strong gains. While the market’s rally was broad-based, higher risk, more speculative stocks within the Technology, Biotechnology, and Travel-related sectors led the way. On the economic front, the Federal Reserve Board lowered interest rates yet again as unemployment reached a nine-year high in June 2003 and leading macro-economic indicators showed varied results. Despite the mixed economic data points, investors showed greater optimism in the strength and speed of an expected economic recovery while many investors also took into consideration the anticipated impact of recent federal tax-cut legislation. Investors were also more willing to tolerate risk and pursue stocks that had underperformed in recent years.

Investment Objective

The Fund seeks long-term capital appreciation.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2003*

		% of Total
Company	Business	Net Assets

Praxair, Inc.	Chemicals	2.6%
iStar Financial, Inc.	Other REIT	2.5
Countrywide Financial Corp.	Financial Services	2.4
Energy East Corp.	Electrical Utilities	2.3
RenaissanceRe Holdings Ltd.	Property Insurance	2.1
FirstEnergy Corp.	Electrical Utilities	2.0
M&T Bank Corp.	Banks	2.0
PartnerRe Ltd.	Property Insurance	1.9
Pioneer Natural Resources Co.	Energy Resources	1.9
UST, Inc.	Tobacco	1.9

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Shareholder Letter (continued)

Performance Review

Over the six-month period that ended June 30, 2003, the Fund generated a cumulative total return of 8.48%. Over the same time period, the Fund’s benchmark, the Russell Midcap Value Index (with dividends reinvested) generated a cumulative total return of 13.11%. The Fund’s emphasis on higher quality value stocks caused it to underperform its benchmark during the reporting period, as riskier, more speculative stocks generated the strongest returns.

Our emphasis on quality value stocks at attractive valuations has served us well in most market environments. While the second quarter 2003 was dominated by the strong rebound in highly speculative, lower quality stocks, we remained committed to finding and investing in those companies with good business models, high or improving return on invested capital, and quality managements. Despite the recent exuberance in the market, we believe valuations are still unwarranted in some sectors and balance sheet improvement is not as substantial as perceived by some investors. Furthermore, as we meet with managements, we are not seeing the same level of optimism about a recovery in their respective businesses. Demand remains weak and overcapacity and poor pricing plagues many sectors. As such, we positioned the Fund accordingly during the reporting period.

The Fund’s underperformance during the period was broad-based across sectors, most notably in the Consumer Cyclicals and Utilities sectors. While the Fund’s retail stocks performed well versus the benchmark, the Fund’s minimal exposure to Construction and Motor Vehicle companies hurt relative performance. Jones Apparel Group, Inc. and The TJX Companies, Inc. were large detractors in the consumer area.

In Utilities, the Fund’s investment in Energy East Corp., coupled with the lack of exposure to the leveraged power producer stocks that enjoyed strong price recoveries, hurt performance. Energy East’s stock price declined due to a negative rate case ruling that will lower its return on equity.

On the other hand, positive contributors to the Fund’s absolute performance included Federated Department Stores, Inc., which has exceeded expectations in sales results, and Countrywide Financial Corp., which continues to expand and benefit from its mortgage banking business. Integrated Circuit Systems, Inc. and Electronic Arts, Inc. also enhanced results. Both companies enjoy annuity-like revenue streams and benefit from strong market share presence.

As in the past, we thank you for your continued confidence.

Goldman Sachs Value Portfolio Management Team

July 14, 2003

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments
June 30, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%

Airlines – 0.5%
53,837	JetBlue Airways Corp.*	$2,276,767

Apartments – 1.0%
102,700	AvalonBay Communities, Inc.	4,379,128

Banks – 10.3%
257,357	Banknorth Group, Inc.	6,567,751
209,229	Charter One Financial, Inc.	6,523,760
144,100	City National Corp.	6,421,096
242,377	KeyCorp.	6,124,867
100,132	M&T Bank Corp.	8,433,117
158,100	North Fork Bancorporation, Inc.	5,384,886
180,687	SouthTrust Corp.	4,914,686

		44,370,163

Brokers – 0.9%
54,661	The Bear Stearns Companies, Inc.	3,958,550

Chemicals – 3.5%
61,385	Potash Corp. of Saskatchewan, Inc.	3,928,640
185,500	Praxair, Inc.	11,148,550

		15,077,190

Computer Hardware – 2.5%
131,500	CDW Corp.*	6,022,700
51,700	Tech Data Corp.*	1,380,907
43,132	Zebra Technologies Corp.*	3,243,095

		10,646,702

Computer Software – 3.4%
330,700	Activision, Inc.*	4,272,644
45,545	Anteon International Corp.*	1,271,161
37,000	Electronic Arts, Inc.*	2,737,630
207,645	NetIQ Corp.*	3,210,192
68,743	Symantec Corp.*	3,015,068

		14,506,695

Defense/ Aerospace – 1.6%
60,400	Alliant Techsystems, Inc.*	3,135,364
154,962	Rockwell Collins, Inc.	3,816,714

		6,952,078

Diversified Energy – 0.7%
71,700	Equitable Resources, Inc.	2,921,058

Drugs – 1.6%
49,500	AmerisourceBergen Corp.	3,432,825
187,800	Covance, Inc.*	3,399,180

		6,832,005

Electrical Equipment – 1.0%
136,700	Dover Corp.	4,095,532

Electrical Utilities – 10.8%
11,695	Ameren Corp.	515,749
57,200	Cinergy Corp.	2,104,388
40,040	Consolidated Edison, Inc.	1,732,931
475,056	Energy East Corp.	9,862,163
107,021	Entergy Corp.	5,648,568
221,339	FirstEnergy Corp.	8,510,484
94,188	FPL Group, Inc.	6,296,468
79,955	Pinnacle West Capital Corp.	2,994,315
133,063	PPL Corp.	5,721,709
35,525	Puget Energy, Inc.	847,982
63,485	SCANA Corp.	2,176,266

		46,411,023

Energy Resources – 5.7%
67,765	Apache Corp.	4,408,791
87,100	Burlington Resources, Inc.	4,709,497
57,400	Evergreen Resources, Inc.*	3,117,394
74,100	Murphy Oil Corp.	3,897,660
315,881	Pioneer Natural Resources Co.*	8,244,494

		24,377,836

Environmental Services – 1.3%
240,776	Republic Services, Inc.*	5,458,392

Financial Services – 2.4%
150,956	Countrywide Financial Corp.	10,502,009

Food & Beverage – 0.3%
55,100	The Pepsi Bottling Group, Inc.	1,103,102

Forest – 1.3%
303,574	Packaging Corp. of America*	5,594,869

Health Insurance – 0.5%
36,500	Aetna, Inc.	2,197,300

Heavy Electrical – 1.6%
295,185	Rockwell Automation, Inc.	7,037,210

Home Products – 1.5%
68,200	The Clorox Co.	2,908,730
99,040	The Estee Lauder Companies, Inc.	3,320,811

		6,229,541

Hotels – 0.7%
244,743	Hilton Hotels Corp.	3,130,263

Industrial Parts – 2.7%
58,564	American Standard Companies, Inc.*	4,329,636
75,305	Eaton Corp.	5,919,726
32,430	W.W. Grainger, Inc.	1,516,427

		11,765,789

Information Services – 1.1%
105,900	Affiliated Computer Services, Inc.*	4,842,807

Leisure & Entertainment – 0.9%
96,171	Harrah’s Entertainment, Inc.*	3,869,921

The accompanying notes are an integral part of these financial statements.      25

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments (continued)
June 30, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Life Insurance – 1.4%
104,805	Torchmark Corp.	$3,903,986
171,700	UnumProvident Corp.	2,302,497

		6,206,483

Media – 1.6%
197,555	Lamar Advertising Co.*	6,955,912

Medical Products – 1.3%
141,200	Becton, Dickinson and Co.	5,485,620

Mining – 1.0%
86,029	Nucor Corp.	4,202,517

Motor Vehicle – 1.8%
35,239	Johnson Controls, Inc.	3,016,458
100,878	Lear Corp.*	4,642,406

		7,658,864

Office Industrial – 1.3%
165,374	Liberty Property Trust	5,721,940

Office Industrials – 0.8%
108,500	Prentiss Properties Trust	3,253,915

Oil Refining – 0.8%
96,200	Sunoco, Inc.	3,630,588

Oil Services – 1.4%
87,200	BJ Services Co.*	3,257,792
133,200	National-Oilwell, Inc.*	2,930,400

		6,188,192

Other REIT – 3.6%
288,962	iStar Financial, Inc.	10,547,113
103,853	Plum Creek Timber Co., Inc.	2,694,985
62,425	Public Storage, Inc.	2,114,335

		15,356,433

Packaging – 1.8%
65,300	Sealed Air Corp.*	3,112,198
197,939	Sonoco Products Co.	4,754,495

		7,866,693

Property Insurance – 6.9%
33,554	AMBAC Financial Group, Inc.	2,222,953
161,830	PartnerRe Ltd.	8,271,131
194,842	RenaissanceRe Holdings Ltd.	8,869,208
69,900	The St. Paul Companies, Inc.	2,552,049
256,830	Willis Group Holdings Ltd.	7,897,522

		29,812,863

Publishing – 1.0%
197,722	A.H. Belo Corp.	4,421,064

Railroads – 0.3%
27,444	Canadian National Railway Co.	1,324,448

Restaurants – 1.0%
139,354	Yum! Brands, Inc.*	4,119,304

Retail Apparel – 7.2%
130,725	AnnTaylor Stores Corp.*	3,784,489
184,040	Federated Department Stores, Inc.	6,781,874
195,834	Jones Apparel Group, Inc.*	5,730,103
92,900	Michaels Stores, Inc.*	3,535,774
108,100	Ross Stores, Inc.	4,620,194
333,541	The TJX Companies, Inc.	6,283,912

		30,736,346

Semiconductors – 1.2%
163,200	Integrated Circuit Systems, Inc.*	5,129,376

Telephone – 1.1%
134,400	CenturyTel, Inc.	4,683,840

Thrifts – 1.4%
50,962	GreenPoint Financial Corp.	2,596,004
110,300	New York Community Bancorp, Inc.	3,208,627

		5,804,631

Tobacco – 1.9%
233,145	UST, Inc.	8,167,069

Truck Freight – 1.5%
73,910	Landstar System, Inc.*	4,645,244
67,879	Ryder System, Inc.	1,739,060

		6,384,304

TOTAL COMMON STOCKS
(Cost $386,483,039)		$421,646,332

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 2.7%

Joint Repurchase Agreement Account II^
$11,400,000	1.25%	07/01/2003	$11,400,000
Maturity Value: $11,400,396

TOTAL REPURCHASE AGREEMENT
(Cost $11,400,000)			$11,400,000

TOTAL INVESTMENTS
(Cost $397,883,039)			$433,046,332

   *  Non-income producing security.

^	Joint repurchase agreement was entered into on June 30, 2003.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

26     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview of the performance of the Goldman Sachs Variable Insurance Trust – International Equity Fund during the six-month reporting period that ended June 30, 2003.

Market Overview

In the first quarter of 2003, global equity markets resumed the downward decline that characterized much of 2002. Increasingly intense geopolitical risks and related uncertainty further darkened a backdrop already defined by gloomy economic data releases, slowing consumption, and declining confidence. Unsurprisingly, investors paid less attention to company-specific fundamental developments, and even to the economy, than to daily developments in war and world politics. The global stock markets then rallied in the second quarter 2003, as the war in the Middle East ended, oil prices fell, and business confidence rose. A post-war relief rally saw global equity stocks rise and investors’ risk appetites increase during the quarter. Sector performance was a reversal of the first quarter as investors embraced higher-volatility stocks and shifted out of defensive areas.

Investment Objective

The Fund seeks long-term capital appreciation.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2003*

			% of Total
Company	Country	Business	Net Assets

Vodafone Group PLC	United Kingdom	Telecommunication Services	3.9%
GlaxoSmithKline PLC	United Kingdom	Pharmaceuticals & Biotechnology	3.8
Novartis AG	Switzerland	Pharmaceuticals & Biotechnology	3.8
Total Fina Elf SA Class B	France	Energy	3.6
UniCredito Italiano SpA	Italy	Banks	2.8
BNP Paribas SA	France	Banks	2.7
Nokia Oyj	Finland	Technology Hardware & Equipment	2.5
Tesco PLC	United Kingdom	Food & Staples Retailing	2.3
Nestle SA	Switzerland	Food, Beverage & Tobacco	2.2
RICOH CO., LTD	Japan	Technology Hardware & Equipment	2.2

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Shareholder Letter (continued)

Performance Review

Over the six-month period that ended June 30, 2003, the Fund generated a cumulative total return of 10.62%. Over the same time period, the Fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index (unhedged with dividends reinvested), generated a cumulative total return of 9.85%.

The Fund’s overall positive performance versus its benchmark was due largely to an overweight position in the Financials and Consumer Discretionary sectors, as well as an underweight position in the Energy sector. Specific stock contributors to performance included SAP AG and VNU NV. However, our stock selection in the Industrials, Information Technology, and Health Care sectors detracted from relative performance over the period. On a regional level, throughout much of April and May, a significant change in Japanese pension fund legislation further depressed Japanese equity markets. As a result, the Fund’s exposure to Japanese stocks detracted from performance.

During the period, we initiated a position in Banca Intesa, Italy’s largest retail bank by assets. To purchase Banca Intesa, we reduced our position in Royal Bank of Scotland Group. The stock had performed strongly and we took the opportunity to realize gains.

We also initiated a position in Cathay Pacific Airways Ltd., a leading international airline based in Hong Kong. In the second quarter 2003, the company’s shares were negatively impacted by a dramatic decline of air travel due to the SARS epidemic.

During the period, we took the opportunity to decrease the Fund’s overweight position in Bank of Ireland. We believe that, although Ireland’s economy continues to grow at a rate higher than larger European economies, the country’s growth rate is now slowing.

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs International Equity Portfolio Management Team

July 14, 2003

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments
June 30, 2003 (Unaudited)

Shares	Description	Value

Common Stocks – 95.7%

Australia – 0.8%
76,333	Promina Group Ltd.* (Insurance)	$120,959

Finland – 2.5%
22,958	Nokia Oyj (Technology Hardware & Equipment)	378,683

France – 12.3%
4,453	Aventis SA (Pharmaceuticals & Biotechnology)	245,398
8,004	BNP Paribas SA (Banks)	407,392
8,113	France Telecom SA* (Telecommunication Services)	199,331
3,995	L’Oreal SA (Household & Personal Products)	282,148
2,443	Lafarge SA (Materials)	143,313
796	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	39,545
3,517	Total Fina Elf SA Class B (Energy)	532,379

		1,849,506

Germany – 3.8%
5,929	Bayerische Motoren Werke (BMW) AG (Automobiles & Components)	228,464
2,414	Deutsche Bank AG (Diversified Financials)	156,828
1,526	SAP AG (Software & Services)	180,268

		565,560

Hong Kong – 1.3%
88,000	Cathay Pacific Airways Ltd. (Transportation)	118,490
7,200	Hang Seng Bank Ltd. (Banks)	75,941

		194,431

Ireland – 2.5%
16,711	Allied Irish Banks PLC (Banks)	250,904
10,000	Bank of Ireland (Banks)	121,252

		372,156

Italy – 6.0%
89,500	Banca Intesa SpA (Banks)	286,709
7,127	ENI SpA (Energy)	107,965
8,584	Telecom Italia SpA (Telecommunication Services)	77,805
87,670	UniCredito Italiano SpA (Banks)	418,496

		890,975

Japan – 17.3%
5,000	C&S Co., Ltd. (Food & Staples Retailing)	77,135
31	Dentsu, Inc. (Media)	96,733
10,000	Fuji Photo Film Co. Ltd. (Consumer Durables & Apparel)	289,516
6,500	Honda Motor Co. Ltd. (Automobiles & Components)	246,756
13,000	Kao Corp. (Household & Personal Products)	242,418
37,000	Mitsui O.S.K. Lines Ltd. (Transportation)	112,678
18,000	Nomura Holdings, Inc. (Diversified Financials)	228,877
2,700	ORIX Corp. (Diversified Financials)	149,581
20,000	RICOH CO., LTD. (Technology Hardware & Equipment)	327,396
1,000	ROHM CO., LTD. (Semiconductors & Semiconductor Equipment)	109,215
300	Seiko Epson Corp. (Office Automation & Equipment)	8,936
8,500	Shin-Etsu Chemical Co. Ltd. (Materials)	290,768
2,600	SKYLARK CO., LTD. (Hotels Restaurants & Leisure)	30,912
1,000	Sumitomo Corp. (Capital Goods)	4,622
2	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,372
8,700	Takeda Chemical Industries Ltd. (Pharmaceuticals & Biotechnology)	321,564
5,200	Toppan Forms Co. Ltd. (Commercial Services & Supplies)	51,846

		2,593,325

Mexico – 1.0%
178,099	Grupo Financiero BBVA Bancomer SA de CV Class B* (Banks)	150,497

Netherlands – 6.6%
17,127	European Aeronautic Defence & Space Co. (Capital Goods)	210,400
2,537	Gucci Group (Consumer Durables & Apparel)	248,337
15,740	ING Groep NV (Diversified Financials)	273,928
853	Royal Dutch Petroleum Co. (Energy)	39,659
7,016	VNU NV (Media)	216,522

		988,846

Russia – 0.6%
1,600	YUKOS ADR (Energy)	89,040

Singapore – 1.7%
15,000	Keppel Corp. Ltd. (Capital Goods)	41,743
30,000	United Overseas Bank Ltd. (Banks)	211,274

		253,017

The accompanying notes are an integral part of these financial statements.      29

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
June 30, 2003 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

South Korea – 1.9%
10,360	Hana Bank GDR# (Banks)	$98,524
5,400	Hyundai Motor Co. Ltd. GDR † (Automobiles & Components)	72,090
800	Samsung Electronics Co. Ltd. GDR (Semiconductors & Semiconductor Equipment)	119,000

		289,614

Spain – 2.7%
2,974	Banco Popular Espanol SA (Banks)	150,517
4,457	Industria de Diseno Textil SA (Retailing)	112,274
12,523	Telefonica de Espana SA* (Telecommunication Services)	145,631

		408,422

Sweden – 1.7%
3,997	Eniro AB (Media)	34,245
21,552	Securitas AB Series B (Commercial Services & Supplies)	221,040

		255,285

Switzerland – 9.1%
2,389	Adecco SA (Commercial Services & Supplies)	98,628
3,581	Converium Holding AG (Insurance)	165,591
1,625	Nestle SA (Food Beverage & Tobacco)	336,037
14,201	Novartis AG (Pharmaceuticals & Biotechnology)	563,165
799	Syngenta AG (Materials)	40,139
1,398	Zurich Financial Services AG* (Insurance)	167,044

		1,370,604

United Kingdom – 23.9%
32,690	BAA PLC (Transportation)	265,033
13,479	Barclays PLC (Banks)	100,258
17,132	BP PLC (Energy)	119,004
12,538	British Sky Broadcasting Group PLC* (Media)	139,162
42,770	BT Group PLC (Telecommunication Services)	144,040
21,497	Capita Group PLC (Commercial Services & Supplies)	80,303
4,414	Carnival PLC (Hotels Restaurants & Leisure)	134,312
29,443	Diageo PLC (Food Beverage & Tobacco)	314,871
39,826	Dixons Group PLC (Retailing)	86,894
14,734	Exel PLC (Transportation)	151,481
28,448	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	575,076
7,904	Reckitt Benckiser PLC (Household & Personal Products)	145,278
9,658	Royal Bank of Scotland Group PLC (Banks)	271,383
95,304	Tesco PLC (Food & Staples Retailing)	345,380
300,947	Vodafone Group PLC (Telecommunication Services)	589,461
16,512	WPP Group PLC (Media)	129,640

		3,591,576

TOTAL COMMON STOCKS
(Cost $15,108,545)		$14,362,496

Principal	Interest	Maturity
Amount	Rate	Date
			Value
Short-Term Obligation – 3.2%

State Street Bank & Trust Euro Time Deposit
$482,000	1.19%	07/01/2003	$482,000

TOTAL SHORT-TERM OBLIGATION
(Cost $482,000)			$482,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $15,590,545)			$14,844,496

Shares	Description	Value
Securities Lending Collateral – 5.9%

888,035	Boston Global Investment Trust – Enhanced Portfolio	$888,035

TOTAL SECURITIES LENDING COLLATERAL
(Cost $888,035)		$888,035

TOTAL INVESTMENTS
(Cost $16,478,580)		$15,732,531

*	Non-income producing security.

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $72,090, which represents 0.48% of net assets as of June 30, 2003.

#	Fair valued security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:
ADR	—	American Depositary Receipt
GDR	—	Global Depository Receipt

30     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

As a % of
Total
Net Assets
Common Stock Industry Classifications†

Automobiles & Components	3.6%
Banks	17.0
Capital Goods	1.7
Commercial Services & Supplies	3.0
Consumer Durables & Apparel	3.9
Diversified Financials	5.4
Energy	5.9
Food & Staples Retailing	2.8
Food Beverage & Tobacco	4.3
Hotels Restaurants & Leisure	1.1
Household & Personal Products	4.5
Insurance	3.0
Materials	3.2
Media	4.1
Office Automation & Equipment	0.1
Pharmaceuticals & Biotechnology	11.4
Retailing	1.3
Semiconductors & Semiconductor Equipment	1.5
Software & Services	1.2
Technology Hardware & Equipment	4.7
Telecommunication Services	7.7
Transportation	4.3

TOTAL COMMON STOCK	95.7%

†	Industry concentrations greater than one tenth of one percent are disclosed.

The accompanying notes are an integral part of these financial statements.      31

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statements of Assets and Liabilities
June 30, 2003 (Unaudited)

	Growth and	CORE U.S.
	Income Fund	Equity Fund

Assets:

Investment in securities, at value (identified cost $38,247,869, $155,372,988, $47,800,772, $25,548,979, $397,883,039 and $15,590,545, respectively)	$41,000,030	$162,234,528
Securities lending collateral, at value	—	375,700
Cash, at value(a)	61,167	273,304
Receivables:
Investment securities sold	112,781	—
Dividends and interest, at value	41,510	187,045
Fund shares sold	9,919	176,576
Forward foreign currency exchange contracts	—	—
Variation margin(b)	—	—
Reimbursement from adviser	4,103	—
Securities lending income	13	23
Other assets	690	2,138

Total assets	41,230,213	163,249,314

Liabilities:

Payables:
Investment securities purchased	245,444	—
Fund shares repurchased	24,041	178,183
Amounts owed to affiliates	26,401	99,405
Payable upon return of securities loaned	—	375,700
Forward foreign currency exchange contracts	—	—
Accrued expenses and other liabilities	72,522	71,567

Total liabilities	368,408	724,855

Net Assets:

Paid-in capital	48,740,152	214,487,398
Accumulated undistributed net investment income	286,719	576,774
Accumulated net realized loss on investment, futures and foreign currency related transactions	(10,917,227)	(59,352,790)
Net unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	2,752,161	6,813,077

NET ASSETS	$40,861,805	$162,524,459

Total shares of beneficial interest outstanding, no par value (unlimited shares authorized)	4,638,454	17,260,475
Net asset value, offering and redemption price per share	$8.81	$9.42

(a)	Includes restricted cash of $181,150 and $50,000 for CORE U.S. Equity Fund and CORE Small Cap Equity Fund, respectively, relating to initial margin requirements on futures transactions.

(b)	Includes restricted cash of $390,832 on deposit with the broker as collateral for futures transactions on the International Equity Fund.

32     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

CORE Small Cap	Capital	Mid Cap	International
Equity Fund	Growth Fund	Value Fund	Equity Fund

$52,531,493	$22,899,584	$433,046,332	$14,844,496
2,067,829	—	—	888,035
70,647	33,638	77,664	33,155
8,483,401	—	1,837,402	31,054
57,970	15,918	474,518	40,808
14,835	82,442	741,530	27,862
—	—	—	304,100
1,155	—	—	78,020
6,457	5,587	—	10,844
6,270	—	477	1,103
837	445	4,958	382

63,240,894	23,037,614	436,182,881	16,259,859

8,464,112	242,389	4,347,282	21,929
74,661	5,244	1,648,674	12,619
34,154	14,807	299,245	13,017
2,067,829	—	—	888,035
—	—	—	223,116
76,415	47,511	115,758	94,510

10,717,171	309,951	6,410,959	1,253,226

52,233,013	28,621,470	406,804,332	24,818,936
133,960	28,788	2,311,851	120,462
(4,570,604)	(3,273,200)	(14,507,554)	(9,257,311)
4,727,354	(2,649,395)	35,163,293	(675,454)

$52,523,723	$22,727,663	$429,771,922	$15,006,633

4,916,476	2,665,139	37,336,949	1,871,599
$10.68	$8.53	$11.51	$8.02

The accompanying notes are an integral part of these financial statements.      33

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statements of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

	Growth and	CORE U.S.
	Income Fund	Equity Fund

Investment income:

Dividends(a)	$470,644	$1,194,822
Interest (including securities lending income of $53, $202, $24,222, $0, $4,398, and $7,608, respectively)	6,430	4,776

Total income	477,074	1,199,598

Expenses:

Management fees	136,272	511,051
Custody and accounting fees	36,564	40,523
Professional fees	17,660	17,660
Printing fees	17,422	15,696
Transfer Agent fees	7,268	29,203
Trustee fees	5,320	5,320
Deferred organization expenses	—	—
Other	5,251	3,519

Total expenses	225,757	622,972

Less — expense reductions	(35,402)	(148)

Net expenses	190,355	622,824

NET INVESTMENT INCOME	286,719	576,774

Realized and unrealized gain (loss) on investment, futures and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions	(1,016,516)	(6,391,399)
Futures transactions	—	111,672
Foreign currency related transactions	—	—
Net change in unrealized gain (loss) on:
Investments	3,598,693	21,428,681
Futures	—	(36,980)
Translation of assets and liabilities denominated in foreign currencies	—	—

Net realized and unrealized gain on investment, futures and foreign currency transactions	2,582,177	15,111,974

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,868,896	$15,688,748

(a)	For the Growth and Income, CORE U.S. Equity, CORE Small Cap Equity, Mid Cap Value, and International Equity Funds, foreign taxes withheld on dividends were $639, $397, $221, $5,605 and $25,518, respectively.

34     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

CORE Small Cap	Capital	Mid Cap	International
Equity Fund	Growth Fund	Value Fund	Equity Fund

$348,949	$129,381	$3,873,979	$209,982
24,674	2,537	95,606	9,433

373,623	131,918	3,969,585	219,415

173,957	73,369	1,498,335	67,249
79,268	30,265	49,706	91,899
17,660	17,660	17,659	18,552
10,587	8,012	63,497	15,039
9,278	3,913	74,917	2,690
5,320	5,320	5,320	5,320
—	—	195	1,335
5,128	6,792	11,901	3,632

301,198	145,331	1,721,530	205,716

(58,585)	(42,201)	(734)	(110,848)

242,613	103,130	1,720,796	94,868

131,010	28,788	2,248,789	124,547

(518,400)	(354,789)	(1,689,921)	(513,243)
25,400	—	—	(3,023)
—	—	—	192,062
7,579,815	2,317,768	32,946,628	1,578,355
(462)	—	—	(2,397)
—	—	—	50,229

7,086,353	1,962,979	31,256,707	1,301,983

$7,217,363	$1,991,767	$33,505,496	$1,426,530

The accompanying notes are an integral part of these financial statements.      35

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2003 (Unaudited)

	Growth and	CORE U.S.
	Income Fund	Equity Fund

From operations:

Net investment income	$286,719	$576,774
Net realized loss on investment, futures and foreign currency related transactions	(1,016,516)	(6,279,727)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	3,598,693	21,391,701

Net increase in net assets resulting from operations	2,868,896	15,688,748

From share transactions:

Proceeds from sales of shares	6,068,868	12,063,252
Cost of shares repurchased	(4,986,652)	(8,666,624)

Net increase (decrease) in net assets resulting from share transactions	1,082,216	3,396,628

TOTAL INCREASE	3,951,112	19,085,376

Net assets:

Beginning of period	36,910,693	143,439,083

End of period	$40,861,805	$162,524,459

Accumulated undistributed net investment income	$286,719	$576,774

Summary of share transactions:

Shares sold	728,795	1,380,856
Shares repurchased	(626,811)	(1,022,672)

TOTAL INCREASE (DECREASE)	101,984	358,184

36     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

CORE Small Cap	Capital	Mid Cap	International
Equity Fund	Growth Fund	Value Fund	Equity Fund

$131,010	$28,788	$2,248,789	$124,547
(493,000)	(354,789)	(1,689,921)	(324,204)
7,579,353	2,317,768	32,946,628	1,626,187

7,217,363	1,991,767	33,505,496	1,426,530

2,276,093	4,059,667	77,355,978	1,823,322
(3,974,535)	(1,375,766)	(38,626,673)	(1,457,189)

(1,698,442)	2,683,901	38,729,305	366,133

5,518,921	4,675,668	72,234,801	1,792,663

47,004,802	18,051,995	357,537,121	13,213,970

$52,523,723	$22,727,663	$429,771,922	$15,006,633

$133,960	$28,788	$2,311,851	$120,462

240,336	517,564	7,260,844	253,072
(437,415)	(176,706)	(3,636,171)	(204,395)

(197,079)	340,858	3,624,673	48,677

The accompanying notes are an integral part of these financial statements.      37

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets
For the Year Ended December 31, 2002

	Growth and	CORE U.S.
	Income Fund	Equity Fund

From operations:

Net investment income	$581,699	$922,195
Net realized loss on investment, futures and foreign currency related transactions	(4,544,880)	(28,667,737)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(960,402)	(11,617,873)

Net decrease in net assets resulting from operations	(4,923,583)	(39,363,415)

Distributions to shareholders:

From net investment income	(594,255)	(927,555)
From net realized gain on investment, futures and foreign currency related transactions	—	—

Total distributions to shareholders	(594,255)	(927,555)

From share transactions:

Proceeds from sales of shares	14,862,099	37,886,405
Reinvestment of dividends and distributions	594,255	927,555
Cost of shares repurchased	(13,620,580)	(18,988,344)

Net increase (decrease) in net assets resulting from share transactions	1,835,774	19,825,616

TOTAL INCREASE (DECREASE)	(3,682,064)	(20,465,354)

Net assets:

Beginning of year	40,592,757	163,904,437

End of year	$36,910,693	$143,439,083

Accumulated undistributed (distributions in excess of) net investment income	$—	$—

Summary of share transactions:

Shares sold	1,719,473	3,923,158
Shares issued on reinvestment of dividends and distributions	72,647	108,233
Shares repurchased	(1,605,512)	(2,117,889)

TOTAL INCREASE (DECREASE)	186,608	1,913,502

38     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

CORE Small Cap	Capital	Mid Cap	International
Equity Fund	Growth Fund	Value Fund	Equity Fund

$133,281	$27,956	$3,958,345	$50,492
(2,165,250)	(1,725,376)	(12,108,793)	(2,424,229)
(6,662,976)	(3,211,807)	(15,466,767)	(841,144)

(8,694,945)	(4,909,227)	(23,617,215)	(3,214,881)

(141,224)	(37,758)	(3,899,154)	(161,774)
—	—	(1,137,534)	—

(141,224)	(37,758)	(5,036,688)	(161,774)

9,833,705	10,640,320	203,015,816	2,820,438
141,224	37,758	5,036,688	161,774
(8,498,535)	(3,944,659)	(65,381,986)	(4,164,843)

1,476,394	6,733,419	142,670,518	(1,182,631)

(7,359,775)	1,786,434	114,016,615	(4,559,286)

54,364,577	16,265,561	243,520,506	17,773,256

$47,004,802	$18,051,995	$357,537,121	$13,213,970

$2,950	$—	$63,062	$(4,085)

931,766	1,198,946	17,617,800	337,661
15,351	4,791	475,159	22,817
(849,107)	(461,265)	(5,954,752)	(513,576)

98,010	742,472	12,138,207	(153,098)

The accompanying notes are an integral part of these financial statements.      39

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

				Net
	Net asset			realized			In excess	From	From
	value,	Net		and	Total from	From net	of net	tax	net
	beginning	investment		unrealized	investment	investment	investment	return of	realized	Total
	of period	income		gain (loss)	operations	income	income	capital	gain	distributions

Growth and Income Fund
For the six months ended June 30, 2003 (unaudited)	$8.14	$0.06	(c)	$0.61	$0.67	$—	$—	$—	$—	$—
For the year ended December 31, 2002	9.33	0.13	(c)	(1.19)	(1.06)	(0.13)	—	—	—	(0.13)
For the year ended December 31, 2001	10.34	0.05	(c)	(1.02)	(0.97)	(0.04)	—	—	—	(0.04)
For the year ended December 31, 2000	10.89	0.04	(c)	(0.55)	(0.51)	(0.04)	—	—	—	(0.04)
For the year ended December 31, 1999	10.45	0.12		0.44	0.56	(0.12)	—	—	—	(0.12)
For the period ended December 31, 1998 (commenced January 12)	10.00	0.09		0.45	0.54	(0.09)	—	—	—	(0.09)

CORE U.S. Equity Fund
For the six months ended June 30, 2003 (unaudited)	$8.49	$0.03	(c)	$0.90	$0.93	$—	$—	$—	$—	$—
For the year ended December 31, 2002	10.94	0.06	(c)	(2.45)	(2.39)	(0.06)	—	—	—	(0.06)
For the year ended December 31, 2001	12.48	0.05	(c)	(1.54)	(1.49)	(0.05)	—	—	—	(0.05)
For the year ended December 31, 2000	13.98	0.11	(c)	(1.46)	(1.35)	(0.08)	—	—	(0.07)	(0.15)
For the year ended December 31, 1999	11.42	0.05		2.72	2.77	(0.05)	—	—	(0.16)	(0.21)
For the period ended December 31, 1998 (commenced February 13)	10.00	0.05		1.42	1.47	(0.05)	—	—	—	(0.05)

CORE Small Cap Equity Fund
For the six months ended June 30, 2003 (unaudited)	$9.19	$0.03	(c)	$1.46	$1.49	$—	$—	$—	$—	$—
For the year ended December 31, 2002	10.84	0.03	(c)	(1.65)	(1.62)	(0.03)	—	—	—	(0.03)
For the year ended December 31, 2001	10.40	0.03	(c)	0.44	0.47	(0.02)	—	(0.01)	—	(0.03)
For the year ended December 31, 2000	10.60	0.06	(c)	0.09	0.15	(0.04)	—	—	(0.31)	(0.35)
For the year ended December 31, 1999	9.04	0.02		1.56	1.58	(0.02)	—	—	—	(0.02)
For the period ended December 31, 1998 (commenced February 13)	10.00	0.02		(0.95)	(0.93)	(0.02)	(0.01)	—	—	(0.03)

Capital Growth Fund
For the six months ended June 30, 2003 (unaudited)	$7.77	$0.01	(c)	$0.75	$0.76	$—	$—	$—	$—	$—
For the year ended December 31, 2002	10.28	0.01	(c)	(2.50)	(2.49)	(0.02)	—	—	—	(0.02)
For the year ended December 31, 2001	12.09	0.02	(c)	(1.78)	(1.76)	(0.02)	—	—	(0.03)	(0.05)
For the year ended December 31, 2000	14.01	0.01	(c)	(1.16)	(1.15)	(0.01)	—	—	(0.76)	(0.77)
For the year ended December 31, 1999	11.31	0.01		3.04	3.05	(0.01)	—	—	(0.34)	(0.35)
For the period ended December 31, 1998 (commenced April 30)	10.00	0.03		1.31	1.34	(0.03)	—	—	—	(0.03)

Mid Cap Value Fund
For the six months ended June 30, 2003 (unaudited)	$10.61	$0.06	(c)	$0.84	$0.90	$—	$—	$—	$—	$—
For the year ended December 31, 2002	11.29	0.14	(c)	(0.67)	(0.53)	(0.12)	—	—	(0.03)	(0.15)
For the year ended December 31, 2001	10.67	0.14	(c)	1.14	1.28	(0.11)	—	—	(0.55)	(0.66)
For the year ended December 31, 2000	8.42	0.15	(c)	2.45	2.60	(0.08)	—	—	(0.27)	(0.35)
For the year ended December 31, 1999	8.57	0.07		(0.15)	(0.08)	(0.07)	—	—	—	(0.07)
For the period ended December 31, 1998 (commenced May 1)	10.00	0.07		(1.43)	(1.36)	(0.07)	—	—	—	(0.07)

International Equity Fund
For the six months ended June 30, 2003 (unaudited)	$7.25	$0.07	(c)	$0.70	$0.77	$—	$—	$—	$—	$—
For the year ended December 31, 2002	8.99	0.03	(c)	(1.68)	(1.65)	(0.09)	—	—	—	(0.09)
For the year ended December 31, 2001	11.78	0.05	(c)	(2.68)	(2.63)	(0.09)	—	(0.04)	(0.03)	(0.16)
For the year ended December 31, 2000	14.47	0.05	(c)	(1.99)	(1.94)	—	—	—	(0.75)	(0.75)
For the year ended December 31, 1999	11.91	0.07		3.66	3.73	(0.07)	(0.13)	—	(0.97)	(1.17)
For the period ended December 31, 1998 (commenced January 12)	10.00	0.02		1.98	2.00	—	—	—	(0.09)	(0.09)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of period. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Annualized.

(c)	Calculated based on the average shares outstanding methodology.

40     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net	Ratio of		net				net
Net asset		assets	net		investment		Ratio of		investment
value,		at end	expenses		income (loss)		expenses		income (loss)		Portfolio
end of	Total	of period	to average		to average		to average		to average		turnover
period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$8.81	8.23%	$40,862	1.05	%(b)	1.58	%(b)	1.24	%(b)	1.39	%(b)	41%
8.14	(11.34)	36,911	1.05		1.51		1.27		1.29		98
9.33	(9.34)	40,593	1.00		0.49		1.17		0.32		48
10.34	(4.69)	37,116	0.99		0.40		1.22		0.17		68
10.89	5.41	25,989	0.90		1.44		1.65		0.69		121
10.45	5.47	13,814	0.90	(b)	1.85	(b)	2.69	(b)	0.06	(b)	88

$9.42	10.95%	$162,524	0.85	%(b)	0.79	%(b)	0.85	%(b)	0.79	%(b)	42%
8.49	(21.89)	143,439	0.85		0.60		0.86		0.59		84
10.94	(11.94)	163,904	0.81		0.48		0.82		0.47		72
12.48	(9.62)	139,303	0.85		0.87		0.87		0.85		32
13.98	24.30	52,058	0.80		0.70		1.52		(0.02)		70
11.42	14.73	9,809	0.80	(b)	0.70	(b)	2.83	(b)	(1.33	) (b)	75

$10.68	16.32%	$52,524	1.05	%(b)	0.56	%(b)	1.30	%(b)	0.31	%(b)	71%
9.19	(14.97)	47,005	1.04		0.25		1.29		0.00		128
10.84	4.53	54,365	1.00		0.32		1.22		0.10		105
10.40	1.75	40,561	0.99		0.59		1.55		0.03		91
10.60	17.54	13,488	0.90		0.35		4.22		(2.97)		101
9.04	(9.30)	4,841	0.90	(b)	0.30	(b)	3.92	(b)	(2.72	) (b)	74

$8.53	9.78%	$22,728	1.05	%(b)	0.29	%(b)	1.48	%(b)	(0.14	)%(b)	9%
7.77	(24.33)	18,052	1.10		0.16		1.77		(0.51)		24
10.28	(14.46)	16,266	1.00		0.15		1.69		(0.54)		39
12.09	(7.98)	16,775	0.99		0.13		1.84		(0.72)		37
14.01	27.13	10,450	0.90		0.04		3.13		(2.19)		34
11.31	13.40	4,463	0.90	(b)	0.42	(b)	4.92	(b)	(3.60	) (b)	20

$11.51	8.48%	$429,772	0.92	%(b)	1.20	%(b)	0.92	%(b)	1.20	%(b)	37%
10.61	(4.69)	357,537	0.91		1.20		0.91		1.20		95
11.29	12.05	243,521	0.93		1.27		0.94		1.26		82
10.67	31.07	101,657	1.04		1.60		1.22		1.42		101
8.42	(0.95)	21,882	0.95		1.30		2.19		0.06		103
8.57	(13.56)	5,604	0.95	(b)	1.74	(b)	4.79	(b)	(2.10	) (b)	38

$8.02	10.62%	$15,007	1.41	%(b)	1.85	%(b)	3.06	%(b)	0.20	%(b)	26%
7.25	(18.34)	13,214	1.46		0.32		2.96		(1.18)		86
8.99	(22.26)	17,773	1.35		0.47		2.05		(0.23)		76
11.78	(13.19)	29,261	1.34		0.37		1.99		(0.28)		70
14.47	31.85	20,159	1.25		0.41		2.57		(0.91)		87
11.91	20.07	11,206	1.25	(b)	0.23	(b)	2.97	(b)	(1.49	)(b)	76

The accompanying notes are an integral part of these financial statements.      41

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Notes to Financial Statements
June 30, 2003 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the Act”) as an open-end, management investment company. The Trust includes Goldman Sachs Growth and Income Fund (“Growth and Income”), Goldman Sachs CORE U.S. Equity Fund (“CORE U.S. Equity”), Goldman Sachs CORE Small Cap Equity Fund (“CORE Small Cap Equity”), Goldman Sachs Capital Growth Fund (“Capital Growth”), Goldman Sachs Mid Cap Value Fund (“Mid Cap Value”) and Goldman Sachs International Equity Fund (“International Equity”), collectively, “the Funds” or individually a “Fund.” Each Fund is diversified under the Act.
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the Nasdaq system are valued daily at their last sale or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the closing bid price. Debt securities are valued at prices supplied by independent pricing services, broker/ dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods approved by the Board of Trustees. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in the Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

B. Securities Transactions and Investment Income — Securities transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes including reclaims, where applicable. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes on foreign securities held by the Funds, which are subject to such taxes.

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

D. Deferred Organization Expenses — Organization-related costs were amortized on a straight-line basis over a period of five years. At June 30, 2003, deferred organization costs have been fully amortized for all Funds.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

2. SIGNIFICANT ACCOUNTING POLICIES — continued

E. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are generally allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

F. Foreign Currency Translations — The books and records of each Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain or loss on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/ depreciation on foreign currency related transactions.

G. Segregation Transactions — As set forth in the prospectus, certain Funds may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments are examples of such transactions. As a result of entering into those transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions.

H. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

3. AGREEMENTS

Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed at the end of April, 2003, Goldman Sachs Asset Management, L.P. (“GSAM”), and assumed Goldman, Sachs & Co.’s (“Goldman Sachs”) investment advisory responsibilities under its Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Growth and Income, CORE U.S. Equity, CORE Small Cap Equity, Capital Growth and Mid Cap Value Funds. The fees payable under the Agreement, and the personnel who manage the Funds, did not change as a result of GSAM’s assumption of responsibilities. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of Goldman Sachs, serves as the investment adviser for the International Equity Fund. Under the Agreements, the respective adviser manages the Funds’ portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the investment adviser is entitled to a fee, computed daily and payable monthly equal to an annual percentage rate of the average daily net assets.

     Additionally, the investment advisers have voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, taxes, interest, brokerage fees, litigation and indemnification, shareholder meeting, other extraordinary expenses and Transfer Agent fees) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Notes to Financial Statements (continued)
June 30, 2003 (Unaudited)

3. AGREEMENTS — continued
     The Fund’s Management Fees and expense limitations as an annual percentage rate of average daily net assets are as follows:

		Other
	Management	Expense
Fund	Fee	Limit

Growth and Income	0.75%	0.25%

CORE U.S. Equity	0.70	0.20

CORE Small Cap Equity	0.75	0.25

Capital Growth	0.75	0.25

Mid Cap Value	0.80	0.25

International Equity	1.00	0.35

     Goldman Sachs also serves as the transfer agent of the Funds. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each Fund. Goldman Sachs serves as the distributor of each Fund’s shares at no cost to the Funds.

     For the six months ended June 30, 2003, the investment adviser reimbursed certain other expenses and the Funds have entered into certain offset arrangements with the custodian resulting in a reduction of the Funds expenses as follows (amounts in thousands):

	Investment Adviser	Custody Fee
Fund	Reimbursement	Reduction	Total

Growth and Income	$35	$—	$35

CORE U.S. Equity	—	—	—

CORE Small Cap Equity	58	1	59

Capital Growth	42	—	42

Mid Cap Value	—	1	1

International Equity	111	—	111

     At June 30, 2003, the amounts owed to affiliates were as follows (in thousands):

	Management	Transfer Agent
Fund	Fees	Fees	Total

Growth and Income	$25	$1	$26

CORE U.S. Equity	94	5	99

CORE Small Cap Equity	32	2	34

Capital Growth	14	1	15

Mid Cap Value	285	14	299

International Equity	12	1	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST

4. PORTFOLIO SECURITY TRANSACTIONS

Cost of purchases and proceeds of sales and maturities of long-term securities for the six months ended June 30, 2003 were as follows:

		Sales and
Fund	Purchases	Maturities

Growth and Income	$15,992,595	$14,834,014

CORE U.S. Equity	64,628,201	60,992,563

CORE Small Cap Equity	33,159,095	34,502,937

Capital Growth	4,533,333	1,749,220

Mid Cap Value	181,481,346	135,788,485

International Equity	3,903,510	3,428,867

Forward Foreign Currency Exchange Contracts — Growth and Income, Capital Growth, Mid Cap Value and International Equity may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. International Equity may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Funds record realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Notes to Financial Statements (continued)
June 30, 2003 (Unaudited)

4. PORTFOLIO SECURITY TRANSACTIONS — continued

     At June 30, 2003, the International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

		Value on
Open Foreign Currency	Expiration	Settlement	Current	Unrealized	Unrealized
Purchase Contracts	Date	Date	Value	Gain	Loss

Australian Dollar	07/11/2003	$1,035,693	$1,104,051	$68,358	$—
	07/24/2003	624,472	638,463	13,991	—
	10/22/2003	188,448	189,944	1,496	—
Canadian Dollar	07/11/2003	780,000	810,388	30,388	—
	07/11/2003	147,000	145,994	—	1,006
	10/22/2003	190,252	189,063	—	1,189
Danish Krone	07/30/2003	133,427	134,177	750	—
Euro Currency	07/11/2003	833,000	870,576	37,576	—
	07/11/2003	608,729	596,546	—	12,183
	10/22/2003	95,000	95,053	53	—
Hong Kong Dollar	09/11/2003	47,495	47,505	10	—
Japanese Yen	07/11/2003	137,491	137,660	169	—
	07/11/2003	663,000	645,025	—	17,975
	07/29/2003	460,308	456,509	—	3,799
	10/22/2003	191,455	187,826	—	3,629
Norwegian Krone	07/11/2003	327,577	332,691	5,114	—
	07/11/2003	452,525	437,036	—	15,489
	07/28/2003	64,774	60,150	—	4,624
Pound Sterling	07/11/2003	983,000	1,003,803	20,803	—
	07/11/2003	97,000	95,476	—	1,524
	07/31/2003	564,605	559,634	—	4,971
	10/22/2003	190,851	188,643	—	2,208
Singapore Dollar	07/25/2003	68,168	66,634	—	1,534
Swedish Krona	07/11/2003	597,930	639,506	41,576	—
	07/11/2003	182,000	177,855	—	4,145
	10/22/2003	95,592	94,899	—	693
Swiss Franc	07/11/2003	169,000	170,382	1,382	—
	07/11/2003	700,179	685,825	—	14,354

TOTAL OPEN FOREIGN CURRENCY PURCHASE CONTRACTS		$10,628,971	$10,761,314	$221,666	$89,323

GOLDMAN SACHS VARIABLE INSURANCE TRUST

4. PORTFOLIO SECURITY TRANSACTIONS — continued

		Value on
Open Foreign Currency	Expiration	Settlement	Current	Unrealized	Unrealized
Sales Contracts	Date	Date	Value	Gain	Loss

Australian Dollar	07/11/2003	$1,061,666	$1,104,051	$—	$42,385
Canadian Dollar	07/11/2003	213,392	212,000	1,392	—
	07/11/2003	729,000	744,381	—	15,381
Euro Currency	07/11/2003	944,000	929,632	14,368	—
	07/11/2003	505,321	537,489	—	32,168
	07/30/2003	391,106	393,110	—	2,004
Japanese Yen	07/11/2003	796,025	782,685	13,340	—
Norwegian Krone	07/11/2003	373,000	356,966	16,034	—
	07/11/2003	404,000	412,761	—	8,761
Mexican Peso	09/24/2003	160,759	161,251	—	492
Pound Sterling	07/11/2003	385,183	380,700	4,483	—
	07/11/2003	694,000	718,579	—	24,579
	07/31/2003	84,574	84,675	—	101
Singapore Dollar	07/25/2003	190,089	191,685	—	1,596
Swedish Krona	07/11/2003	475,781	463,371	12,410	—
	07/11/2003	349,000	353,991	—	4,991
	10/22/2003	95,000	94,725	275	—
Swiss Franc	07/11/2003	181,000	173,957	7,043	—
	07/11/2003	680,915	682,250	—	1,335
	07/28/2003	221,073	215,062	6,011	—
	10/22/2003	383,150	376,072	7,078	—

TOTAL OPEN FOREIGN CURRENCY SALE CONTRACTS		$9,318,034	$9,369,393	$82,434	$133,793

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2003, the International Equity Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Notes to Financial Statements (continued)
June 30, 2003 (Unaudited)

4. PORTFOLIO SECURITY TRANSACTIONS — continued
correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. At June 30, 2003, open futures contracts were as follows:

		Number of
		Contracts	Settlement	Market	Unrealized
Fund	Type	Long	Month	Value	Gain (Loss)

CORE U.S. Equity	S & P 500 Index	28	September 2003	$1,362,620	$(48,463)

CORE Small Cap Equity	Russell 2000 Index	7	September 2003	313,880	(3,367)

International Equity	Eurex Deutschland 50	14	September 2003	390,832	(12,722)

     For the six months ended June 30, 2003, Goldman Sachs earned brokerage commissions from portfolio transactions, including futures, executed on behalf of the Funds in the following amounts:

Brokerage
Fund	Commissions

Growth and Income	$280

CORE U.S. Equity	1,015

CORE Small Cap Equity	128

Capital Growth	70

Mid Cap Value	9,156

International Equity	364

GOLDMAN SACHS VARIABLE INSURANCE TRUST

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through their securities lending agent, Boston Global Advisers (BGA) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. The loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The amount earned by the Funds for the six months ended June 30, 2003 is reported parenthetically on the Statements of Operations. The table below details the following items as of June 30, 2003: 1) market value of the securities on loan by Funds, 2) the amount of cash collateral received for loan transactions, 3) BGA earnings as securities lending agent for the Funds, 4) compensation earned by the Funds from lending its securities to Goldman Sachs and 5) the amount payable to Goldman Sachs upon return of securities loaned (collateral value). The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware Statutory Trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by GSAM. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

			Earnings of BGA	Earnings Received
	Market Value	Cash Collateral	Relating to	From Lending to	Amount Payable to
	of Securities	Received for Loans	Securities Loaned	Goldman Sachs	Goldman Sachs Upon
	on loan as of	Outstanding as of	for Six Months	for Six Months	Return of
Fund	June 30, 2003	June 30, 2003	Ended June 30, 2003	Ended June 30, 2003	Securities Loaned

Growth and Income(a)	$—	$—	$10	$20	$—

CORE U.S. Equity	347,412	375,700	36	85	375,700

CORE Small Cap Equity	1,959,271	2,067,829	4,275	7,194	212,400

Capital Growth	—	—	—	—	—

Mid Cap Value(a)	—	—	778	—	—

International Equity	829,005	888,035	1,344	22	—

(a)	While there was lending activity during the six months ended June 30, 2003, there were no loans outstanding as of June 30, 2003.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Notes to Financial Statements (continued)
June 30, 2003 (Unaudited)

6. JOINT REPURCHASE AGREEMENT ACCOUNT

The Funds, together with other registered investment companies having management agreements with GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
     At June 30, 2003, the Growth and Income, CORE U.S. Equity, CORE Small Cap Equity, Capital Growth and Mid Cap Value Funds had undivided interests in the repurchase agreements in Joint Account II which equaled $1,500,000, $1,200,000, $200,000, $500,000 and $11,400,000, respectively, in principal amount. At June 30, 2003, the following repurchase agreements held in this Joint Account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$700,000,000	1.25%	07/01/2003	$700,024,305

Barclays Capital PLC	500,000,000	1.20	07/01/2003	500,016,667

Bear Stearns Companies, Inc.	300,000,000	1.25	07/01/2003	300,010,417

Credit Suisse First Boston Corp.	200,000,000	1.25	07/01/2003	200,006,944

Deutsche Bank Securities, Inc.	350,000,000	1.20	07/01/2003	350,011,667

Greenwich Capital Markets	350,000,000	1.25	07/01/2003	350,012,153

J.P. Morgan Chase & Co.	750,000,000	1.20	07/01/2003	750,025,000

Morgan Stanley	500,000,000	1.40	07/01/2003	500,019,444

UBS LLC	850,000,000	1.23	07/01/2003	850,029,042

Westdeutsche Landesbank AG	600,000,000	1.25	07/01/2003	600,020,833

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$5,100,000,000			$5,100,176,472

7. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the six months ended June 30, 2003, the Funds did not have any borrowings under this facility.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

8. ADDITIONAL TAX INFORMATION

As of the most recent fiscal year end December 31, 2002, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Growth and	CORE U.S.	CORE Small Cap	Capital	Mid Cap	International
	Income Fund	Equity Fund	Equity Fund	Growth Fund	Value Fund	Equity Fund

Timing differences (post October Losses)	$(238,972)	$(3,241,642)	$(692,321)	$(239,570)	$(8,416,037)	$(519,273)
Capital loss carryforward	(9,096,947)	(48,380,189)	(2,941,900)	(2,436,906)	(2,846,355)	(8,203,948)
Capital loss carryforward years of expiration	2006-2010	2008-2010	2009-2010	2009-2010	2010	2009-2010

At June 30, 2003, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows (using prior year tax information):

	Growth and	CORE U.S.	CORE Small Cap	Capital	Mid Cap	International
	Income Fund	Equity Fund	Equity Fund	Growth Fund	Value Fund	Equity Fund

Tax Cost	$38,812,661	$156,835,703	$48,244,110	$25,790,914	$399,438,307	$15,800,431

Gross unrealized gain	3,019,896	12,199,901	6,148,834	784,685	36,733,001	959,916
Gross unrealized loss	(832,527)	(6,801,076)	(1,861,451)	(3,676,015)	(3,124,976)	(1,915,851)

Net unrealized security gain (loss)	$2,187,369	$5,398,825	$4,287,383	$(2,891,330)	$33,608,025	$(955,935)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

(This page intentionally left blank)

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Kaysie P. Uniacke, President
Gary D. Black	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
James A. McNamara	John M. Perlowski, Treasurer
Mary Patterson McPherson	Howard B. Surloff, Secretary
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

GOLDMAN, SACHS & CO. Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL Christchurch Court, 10-15 Newgate Street London, England EC1A 7HD

Toll Free (in U.S.): 800-292-4726

The reports concerning the Funds included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the
Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman
Sachs Variable Insurance Trust: Growth and Income, CORE U.S. Equity, CORE Small
Cap Equity, Capital Growth, Mid Cap Value and International Equity Funds.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus which contains facts concerning the Fund’s objectives, policies, management, expenses and other information.

© Copyright 2003 Goldman, Sachs & Co. All rights reserved. Date of first use: August 14, 2003

VITSAR

ITEM 2.		CODE OF ETHICS.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 4.		PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.		[RESERVED]

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.		[RESERVED]

ITEM 9.		CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 10.		EXHIBITS.

	(a)	Not applicable to semi-annual reports for the period ended June 30, 2003.

	(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

	(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Variable Insurance Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Variable Insurance Trust

Date:	August 14, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Variable Insurance Trust

Date:	August 14, 2003

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer of
Goldman Sachs Variable Insurance Trust

Date:	August 14, 2003